Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key		0000914036
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000229902
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged Nasdaq-100 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	0.97%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Index (the Index) throughout the year via its position in the LVIP SSGA Nasdaq-100 Index Fund and the QQQ FLEX options. In 2024, the U.S. technology stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 62% of the Index’s positive return with 49% of its volatility and 51% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA Nasdaq-100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,308	$10,636	$10,643	$9,995
12/31/2022	$8,514	$8,570	$7,123	$10,047
12/31/2023	$11,607	$10,835	$10,955	$10,555
12/31/2024	$13,315	$13,445	$13,676	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 9/17/2021
Service Class	14.72%	9.09%
Morningstar US Market Index	24.09%	9.42%
Invesco QQQ Trust℠, Series 1	24.84%	9.99%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	3.23%

Performance Inception Date		Sep. 17, 2021
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 10,518,213
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 21,595
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,518,213
# of Portfolio Holdings	18
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$21,595

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.5%
Other	(4.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000229903
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged Nasdaq-100 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$67	0.62%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Index (the Index) throughout the year via its position in the LVIP SSGA Nasdaq-100 Index Fund and the QQQ FLEX options. In 2024, the U.S. technology stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 62% of the Index’s positive return with 49% of its volatility and 51% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA Nasdaq-100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,319	$10,636	$10,643	$9,995
12/31/2022	$8,551	$8,570	$7,123	$10,047
12/31/2023	$11,700	$10,835	$10,955	$10,555
12/31/2024	$13,468	$13,445	$13,676	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 9/17/2021
Standard Class	15.12%	9.47%
Morningstar US Market Index	24.09%	9.42%
Invesco QQQ Trust℠, Series 1	24.84%	9.99%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	3.23%

Performance Inception Date		Sep. 17, 2021
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 10,518,213
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 21,595
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,518,213
# of Portfolio Holdings	18
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$21,595

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.5%
Other	(4.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000226491
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.93%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed's commencement of interest rate cuts. For the year, the Fund captured 63% of the Index's positive return with 44% of its volatility and 50% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,696	$11,375	$11,556	$9,995
12/31/2022	$9,961	$9,165	$9,463	$10,047
12/31/2023	$11,617	$11,588	$11,951	$10,555
12/31/2024	$13,233	$14,380	$14,941	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/21/2021
Service Class	13.91%	8.05%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Performance Inception Date		May 21, 2021
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 19,214,204
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 44,855
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$19,214,204
# of Portfolio Holdings	18
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$44,855

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.5%
Equity Funds	51.4%
Money Market Funds	0.9%
Other	(3.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Material Fund Change Name [Text Block]		Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."
Material Fund Change Strategies [Text Block]

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000226492
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.58%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed's commencement of interest rate cuts. For the year, the Fund captured 63% of the Index's positive return with 44% of its volatility and 50% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,718	$11,375	$11,556	$9,995
12/31/2022	$10,016	$9,165	$9,463	$10,047
12/31/2023	$11,721	$11,588	$11,951	$10,555
12/31/2024	$13,400	$14,380	$14,941	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/21/2021
Standard Class	14.32%	8.43%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Performance Inception Date		May 21, 2021
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 19,214,204
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 44,855
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$19,214,204
# of Portfolio Holdings	18
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$44,855

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.5%
Equity Funds	51.4%
Money Market Funds	0.9%
Other	(3.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Material Fund Change Name [Text Block]		Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Buffer Fund May" to the "Lincoln Hedged S&P 500 Fund."
Material Fund Change Strategies [Text Block]

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000226493
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Conservative Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.92%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 46% of the Index’s positive return with 30% of its volatility and 34% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,345	$11,375	$11,556	$9,995
12/31/2022	$10,028	$9,165	$9,463	$10,047
12/31/2023	$11,332	$11,588	$11,951	$10,555
12/31/2024	$12,495	$14,380	$14,941	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/21/2021
Service Class	10.27%	6.35%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Performance Inception Date		May 21, 2021
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 15,405,003
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 44,354
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,405,003
# of Portfolio Holdings	18
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$44,354

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.4%
Other	(4.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Material Fund Change Name [Text Block]		Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."
Material Fund Change Strategies [Text Block]

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000226494
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Conservative Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$60	0.57%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 46% of the Index’s positive return with 30% of its volatility and 34% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,369	$11,375	$11,556	$9,995
12/31/2022	$10,086	$9,165	$9,463	$10,047
12/31/2023	$11,436	$11,588	$11,951	$10,555
12/31/2024	$12,655	$14,380	$14,941	$11,103

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/21/2021
Standard Class	10.66%	6.73%
Morningstar US Market Index	24.09%	10.56%
S&P 500® Index	25.02%	11.74%
S&P U.S. Treasury Bond 0-1 Year Index	5.19%	2.94%

Performance Inception Date		May 21, 2021
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 15,405,003
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 44,354
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,405,003
# of Portfolio Holdings	18
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$44,354

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.2%
Equity Funds	50.8%
Money Market Funds	0.4%
Other	(4.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Material Fund Change Name [Text Block]		Effective May 17, 2024, the Fund's name changed from the "Lincoln S&P 500 Ultra Buffer Fund May" to the "Lincoln Hedged S&P 500 Conservative Fund."
Material Fund Change Strategies [Text Block]

In addition, effective May 17, 2024, the Fund's investment strategies were updated to reflect the change of the fund from a buffered strategy to a hedged strategy, as further described in the Fund's Prospectus.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000246877
Shareholder Report [Line Items]
Fund Name		Lincoln Opportunistic Hedged Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.94%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 68% of the Index’s positive return with 64% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,090	$10,315	$9,999	$10,186
12/31/2024	$11,615	$12,800	$12,851	$11,900

Average Annual Return [Table Text Block]
	1 year	Since Inception 12/13/2023
Service Class	15.11%	15.29%
Morningstar US Market Index	24.09%	26.37%
S&P 500® Index	25.02%	26.85%
Lincoln Opportunistic Hedged Equity Composite	16.82%	17.94%

Performance Inception Date		Dec. 13, 2023
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 6,106,189
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 23,114
InvestmentCompanyPortfolioTurnover		103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,106,189
# of Portfolio Holdings	6
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$23,114

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.3%
Equity Funds	49.4%
Money Market Funds	1.2%
Other	(3.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000246876
Shareholder Report [Line Items]
Fund Name		Lincoln Opportunistic Hedged Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.59%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Index (the Index) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2024, the U.S. large cap stocks extended another year of the current bull market run driven by solid economic growth, improving inflation, and the Fed’s commencement of interest rate cuts. For the year, the Fund captured 68% of the Index’s positive return with 64% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,092	$10,315	$9,999	$10,186
12/31/2024	$11,657	$12,800	$12,851	$11,900

Average Annual Return [Table Text Block]
	1 year	Since Inception 12/13/2023
Standard Class	15.51%	15.69%
Morningstar US Market Index	24.09%	26.37%
S&P 500® Index	25.02%	26.85%
Lincoln Opportunistic Hedged Equity Composite	16.82%	17.94%

Performance Inception Date		Dec. 13, 2023
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 6,106,189
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 23,114
InvestmentCompanyPortfolioTurnover		103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,106,189
# of Portfolio Holdings	6
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$23,114

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.3%
Equity Funds	49.4%
Money Market Funds	1.2%
Other	(3.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205541
Shareholder Report [Line Items]
Fund Name		LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.58%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund modestly underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,677	$9,265	$9,274	$9,554
12/31/2019	$11,340	$12,158	$12,189	$11,806
12/31/2020	$12,039	$14,700	$14,744	$13,691
12/31/2021	$13,779	$18,490	$18,644	$15,692
12/31/2022	$11,059	$14,897	$15,078	$13,093
12/31/2023	$12,585	$18,835	$19,078	$15,454
12/31/2024	$14,067	$23,373	$23,755	$17,387

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Service Class	11.77%	4.40%	5.69%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
Global Aggressive Growth Blended Composite	12.50%	8.05%	9.38%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 314,810,756
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 713,806
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,810,756
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$713,806

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.8%
International Equity Funds	27.7%
Fixed Income Funds	18.0%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205542
Shareholder Report [Line Items]
Fund Name		LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.33%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund modestly underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,682	$9,265	$9,274	$9,554
12/31/2019	$11,372	$12,158	$12,189	$11,806
12/31/2020	$12,104	$14,700	$14,744	$13,691
12/31/2021	$13,887	$18,490	$18,644	$15,692
12/31/2022	$11,174	$14,897	$15,078	$13,093
12/31/2023	$12,748	$18,835	$19,078	$15,454
12/31/2024	$14,284	$23,373	$23,755	$17,387

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Standard Class	12.05%	4.66%	5.95%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
Global Aggressive Growth Blended Composite	12.50%	8.05%	9.38%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 314,810,756
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 713,806
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,810,756
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$713,806

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.8%
International Equity Funds	27.7%
Fixed Income Funds	18.0%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205543
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.57%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,635	$9,265	$9,274	$9,448
12/31/2019	$11,376	$12,158	$12,189	$11,917
12/31/2020	$12,316	$14,700	$14,744	$14,187
12/31/2021	$14,518	$18,490	$18,644	$16,885
12/31/2022	$11,359	$14,897	$15,078	$13,912
12/31/2023	$13,122	$18,835	$19,078	$16,681
12/31/2024	$15,064	$23,373	$23,755	$19,545

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Service Class	14.80%	5.78%	6.87%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
U.S. Aggressive Allocation Blended Composite	17.17%	10.40%	11.48%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 224,890,421
Holdings Count | Holding		21
Advisory Fees Paid, Amount		$ 504,070
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$224,890,421
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$504,070

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.1%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205544
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Aggressive Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed large and mid-cap value-oriented funds generally detracted from returns.

  Within fixed income, allocations to actively managed core bond funds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,639	$9,265	$9,274	$9,448
12/31/2019	$11,407	$12,158	$12,189	$11,917
12/31/2020	$12,380	$14,700	$14,744	$14,187
12/31/2021	$14,632	$18,490	$18,644	$16,885
12/31/2022	$11,476	$14,897	$15,078	$13,912
12/31/2023	$13,290	$18,835	$19,078	$16,681
12/31/2024	$15,295	$23,373	$23,755	$19,545

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Standard Class	15.09%	6.04%	7.13%
Morningstar US Market Index	24.09%	13.96%	14.76%
Russell 1000® Index	24.51%	14.28%	15.06%
U.S. Aggressive Allocation Blended Composite	17.17%	10.40%	11.48%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 224,890,421
Holdings Count | Holding		21
Advisory Fees Paid, Amount		$ 504,070
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$224,890,421
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$504,070

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.1%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043866
Shareholder Report [Line Items]
Fund Name		LVIP AllianceBernstein Large Cap Growth Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.89%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund delivered strong positive absolute returns but underperformed its benchmark index during 2024. Both stock and sector selection weighed on overall relative returns during the period. Stock selection within consumer discretionary and an overweight to healthcare detracted the most. In contrast, selection within healthcare and communication services contributed.

Real rates have normalized after more than a decade of quantitative easing and equities continue to power forward, a simple reminder that holding allocations to the best, most profitable growth companies, and sticking with them through turbulence, remains a time-tested playbook for investors. The Fund follows a bottom-up process and does not forecast the macro environment or what the Fed will do next. Instead the Fund is constructed to try and insulate against all possible scenarios. To guard against higher-for-longer interest rates, the Fund seeks to avoid excessive valuation risk as momentum drives many pockets of the market higher.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,045	$10,069	$9,999
12/31/2016	$11,171	$11,321	$11,314
12/31/2017	$14,898	$13,753	$14,733
12/31/2018	$14,695	$13,058	$14,510
12/31/2019	$19,211	$17,135	$19,790
12/31/2020	$26,151	$20,717	$27,408
12/31/2021	$31,427	$26,058	$34,971
12/31/2022	$18,584	$20,995	$24,782
12/31/2023	$27,124	$26,545	$35,358
12/31/2024	$34,072	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	25.62%	12.14%	13.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,632,557,588
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 9,412,209
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,632,557,588
# of Portfolio Holdings	73
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$9,412,209

Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.0%
Money Market Fund	0.7%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.2%
Software	12.7%
Interactive Media & Services	12.5%
Broadline Retail	9.0%
Financial Services	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."

Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Material Fund Change Name [Text Block]		Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."
Material Fund Change Strategies [Text Block]

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Material Fund Change Adviser [Text Block]		Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000043865
Shareholder Report [Line Items]
Fund Name		LVIP AllianceBernstein Large Cap Growth Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$72	0.64%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund delivered strong positive absolute returns but underperformed its benchmark index during 2024. Both stock and sector selection weighed on overall relative returns during the period. Stock selection within consumer discretionary and an overweight to healthcare detracted the most. In contrast, selection within healthcare and communication services contributed.

Real rates have normalized after more than a decade of quantitative easing and equities continue to power forward, a simple reminder that holding allocations to the best, most profitable growth companies, and sticking with them through turbulence, remains a time-tested playbook for investors. The Fund follows a bottom-up process and does not forecast the macro environment or what the Fed will do next. Instead the Fund is constructed to try and insulate against all possible scenarios. To guard against higher-for-longer interest rates, the Fund seeks to avoid excessive valuation risk as momentum drives many pockets of the market higher.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,073	$10,069	$9,999
12/31/2016	$11,227	$11,321	$11,314
12/31/2017	$15,010	$13,753	$14,733
12/31/2018	$14,842	$13,058	$14,510
12/31/2019	$19,452	$17,135	$19,790
12/31/2020	$26,545	$20,717	$27,408
12/31/2021	$31,980	$26,058	$34,971
12/31/2022	$18,958	$20,995	$24,782
12/31/2023	$27,739	$26,545	$35,358
12/31/2024	$34,932	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	25.93%	12.42%	13.32%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,632,557,588
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 9,412,209
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,632,557,588
# of Portfolio Holdings	73
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$9,412,209

Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.0%
Money Market Fund	0.7%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.2%
Software	12.7%
Interactive Media & Services	12.5%
Broadline Retail	9.0%
Financial Services	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."

Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Material Fund Change Name [Text Block]		Effective April 5, 2024, the Fund's name changed from the "LVIP T. Rowe Price Growth Stock Fund" to the "LVIP AllianceBernstein Large Cap Growth Fund."
Material Fund Change Strategies [Text Block]

In addition, effective April 5, 2024 the Fund's investment strategies were updated to reflect strategy changes in connection with the addition of AllianceBernstein L.P. as a sub-adviser to the Fund, including the policy to invest at least 80% of the Fund's net assets in common stocks of large capitalization stocks and that the Fund is non-diversified for purposes of the Investment Company Act of 1940.

Material Fund Change Adviser [Text Block]		Also effective April 5, 2024, Alliance Bernstein L.P. was added as an investment sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000090442
Shareholder Report [Line Items]
Fund Name		LVIP American Balanced Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Balanced Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,897	$10,062	$10,055	$10,075
12/31/2016	$10,474	$10,318	$10,321	$10,663
12/31/2017	$11,983	$10,668	$10,687	$12,255
12/31/2018	$11,456	$10,682	$10,688	$11,706
12/31/2019	$13,429	$11,606	$11,620	$14,057
12/31/2020	$15,574	$12,476	$12,492	$15,901
12/31/2021	$17,169	$12,275	$12,299	$17,850
12/31/2022	$14,607	$10,680	$10,699	$15,171
12/31/2023	$16,546	$11,248	$11,291	$17,598
12/31/2024	$18,323	$11,401	$11,432	$19,455

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.74%	6.41%	6.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Allocation Composite	10.55%	6.71%	6.88%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 816,976,991
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 1,734,771
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$816,976,991
# of Portfolio Holdings	11
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,734,771

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.2%
Fixed Income Funds	36.2%
Asset Allocation Funds	11.0%
International Equity Funds	9.7%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090441
Shareholder Report [Line Items]
Fund Name		LVIP American Balanced Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Balanced Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,932	$10,062	$10,055	$10,075
12/31/2016	$10,548	$10,318	$10,321	$10,663
12/31/2017	$12,109	$10,668	$10,687	$12,255
12/31/2018	$11,618	$10,682	$10,688	$11,706
12/31/2019	$13,666	$11,606	$11,620	$14,057
12/31/2020	$15,905	$12,476	$12,492	$15,901
12/31/2021	$17,596	$12,275	$12,299	$17,850
12/31/2022	$15,022	$10,680	$10,699	$15,171
12/31/2023	$17,077	$11,248	$11,291	$17,598
12/31/2024	$18,976	$11,401	$11,432	$19,455

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.12%	6.79%	6.62%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Allocation Composite	10.55%	6.71%	6.88%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 816,976,991
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 1,734,771
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$816,976,991
# of Portfolio Holdings	11
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,734,771

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.2%
Fixed Income Funds	36.2%
Asset Allocation Funds	11.0%
International Equity Funds	9.7%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090446
Shareholder Report [Line Items]
Fund Name		LVIP American Income Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Income Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,896	$10,062	$10,055	$10,083
12/31/2016	$10,416	$10,318	$10,321	$10,616
12/31/2017	$11,445	$10,668	$10,687	$11,773
12/31/2018	$11,112	$10,682	$10,688	$11,488
12/31/2019	$12,657	$11,606	$11,620	$13,402
12/31/2020	$14,400	$12,476	$12,492	$15,029
12/31/2021	$15,410	$12,275	$12,299	$16,273
12/31/2022	$13,299	$10,680	$10,699	$13,919
12/31/2023	$14,682	$11,248	$11,291	$15,700
12/31/2024	$15,870	$11,401	$11,432	$17,010

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	8.09%	4.63%	4.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Income Allocation Composite	8.35%	4.88%	5.46%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 172,751,567
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 368,510
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,751,567
# of Portfolio Holdings	11
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$368,510

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.2%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090445
Shareholder Report [Line Items]
Fund Name		LVIP American Income Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Income Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,931	$10,062	$10,055	$10,083
12/31/2016	$10,488	$10,318	$10,321	$10,616
12/31/2017	$11,565	$10,668	$10,687	$11,773
12/31/2018	$11,269	$10,682	$10,688	$11,488
12/31/2019	$12,880	$11,606	$11,620	$13,402
12/31/2020	$14,705	$12,476	$12,492	$15,029
12/31/2021	$15,792	$12,275	$12,299	$16,273
12/31/2022	$13,677	$10,680	$10,699	$13,919
12/31/2023	$15,150	$11,248	$11,291	$15,700
12/31/2024	$16,435	$11,401	$11,432	$17,010

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.48%	5.00%	5.09%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Income Allocation Composite	8.35%	4.88%	5.46%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 172,751,567
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 368,510
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,751,567
# of Portfolio Holdings	11
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$368,510

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.2%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090444
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Growth Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,877	$10,069	$10,138	$10,065
12/31/2016	$10,477	$11,321	$11,351	$10,657
12/31/2017	$12,274	$13,753	$13,829	$12,474
12/31/2018	$11,619	$13,058	$13,223	$11,759
12/31/2019	$13,850	$17,135	$17,386	$14,304
12/31/2020	$16,175	$20,717	$20,585	$16,193
12/31/2021	$17,875	$26,058	$26,494	$18,450
12/31/2022	$15,022	$20,995	$21,696	$15,640
12/31/2023	$17,209	$26,545	$27,399	$18,371
12/31/2024	$19,207	$32,941	$34,254	$20,437

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.61%	6.76%	6.74%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Growth Allocation Composite	11.25%	7.40%	7.41%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 825,577,044
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 1,773,960
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$825,577,044
# of Portfolio Holdings	10
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,773,960

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.8%
Fixed Income Funds	27.3%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090443
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Growth Allocation Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,911	$10,069	$10,138	$10,065
12/31/2016	$10,551	$11,321	$11,351	$10,657
12/31/2017	$12,403	$13,753	$13,829	$12,474
12/31/2018	$11,783	$13,058	$13,223	$11,759
12/31/2019	$14,094	$17,135	$17,386	$14,304
12/31/2020	$16,519	$20,717	$20,585	$16,193
12/31/2021	$18,317	$26,058	$26,494	$18,450
12/31/2022	$15,449	$20,995	$21,696	$15,640
12/31/2023	$17,760	$26,545	$27,399	$18,371
12/31/2024	$19,893	$32,941	$34,254	$20,437

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	12.01%	7.14%	7.12%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Growth Allocation Composite	11.25%	7.40%	7.41%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 825,577,044
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 1,773,960
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$825,577,044
# of Portfolio Holdings	10
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,773,960

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.8%
Fixed Income Funds	27.3%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247618
Shareholder Report [Line Items]
Fund Name		LVIP American Century Balanced Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.02%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
5/2/2016	$10,000	$10,000	$9,999
12/31/2016	$10,467	$10,977	$10,919
12/31/2017	$11,893	$13,334	$13,303
12/31/2018	$11,425	$12,660	$12,720
12/31/2019	$13,640	$16,613	$16,725
12/31/2020	$15,314	$20,085	$19,802
12/31/2021	$17,684	$25,264	$25,486
12/31/2022	$14,594	$20,355	$20,870
12/31/2023	$16,947	$25,736	$26,356
12/31/2024	$18,945	$31,937	$32,951

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/2/2016
Service Class	11.79%	6.79%	7.65%
Morningstar US Market Index	24.09%	13.96%	14.34%
S&P 500® Index	25.02%	14.53%	14.75%

Performance Inception Date		May 02, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 381,251,150
Holdings Count | Holding		604
Advisory Fees Paid, Amount		$ 2,574,686
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247620
Shareholder Report [Line Items]
Fund Name		LVIP American Century Balanced Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47Footnote Reference*	0.67%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,888	$11,611	$11,642

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	8.88%
Morningstar US Market Index	16.11%
S&P 500® Index	16.42%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 381,251,150
Holdings Count | Holding		604
Advisory Fees Paid, Amount		$ 2,574,686
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247619
Shareholder Report [Line Items]
Fund Name		LVIP American Century Balanced Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$82	0.77%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Because the majority of the Fund's risk and return are a result of its equity allocation, this report focuses on the equity portfolio. The Fund's equity portion underperformed in a period when market gains were concentrated in a handful of mega-cap companies.

  Stock selection in the textiles, apparel and luxury goods industry was the leading contributor to relative performance.

  Positioning among stocks in the computers and peripherals, media and specialized REITs industries also contributed.

  Stock selection within the information technology sector was the leading detractor.

  Positioning among companies in the software and electronic equipment and instruments industries hurt relative returns.

  Negative stock selection made energy, consumer staples and health care other notable sector detractors.

  The fixed-income allocation produced modest gains, reflecting the slight overall decline in bond yields during the period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,743	$10,069	$10,138
12/31/2016	$10,424	$11,321	$11,351
12/31/2017	$11,874	$13,753	$13,829
12/31/2018	$11,419	$13,058	$13,223
12/31/2019	$13,686	$17,135	$17,386
12/31/2020	$15,401	$20,717	$20,585
12/31/2021	$17,829	$26,058	$26,494
12/31/2022	$14,751	$20,995	$21,696
12/31/2023	$17,171	$26,545	$27,399
12/31/2024	$19,243	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	12.06%	7.05%	6.76%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 381,251,150
Holdings Count | Holding		604
Advisory Fees Paid, Amount		$ 2,574,686
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,251,150
# of Portfolio Holdings	604
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,574,686

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	62.3%
Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	5.9%
Non-Agency Collateralized Mortgage Obligations	3.3%
Non-Agency Asset-Backed Securities	2.9%
Money Market Fund	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Agency Obligations	0.5%
Other	(1.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247623
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.94%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,173	$10,069	$9,980
12/31/2016	$10,487	$11,321	$10,711
12/31/2017	$12,759	$13,753	$13,418
12/31/2018	$12,075	$13,058	$12,780
12/31/2019	$16,339	$17,135	$17,314
12/31/2020	$23,249	$20,717	$23,475
12/31/2021	$25,817	$26,058	$26,463
12/31/2022	$18,525	$20,995	$19,392
12/31/2023	$22,331	$26,545	$24,408
12/31/2024	$27,866	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	24.79%	11.27%	10.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 492,112,939
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 2,702,180
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Material Fund Change [Text Block]
C000247621
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.57%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
9/22/2017	$10,000	$10,000	$9,999
12/31/2017	$10,678	$10,734	$10,775
12/31/2018	$10,152	$10,192	$10,263
12/31/2019	$13,809	$13,374	$13,904
12/31/2020	$19,746	$16,169	$18,852
12/31/2021	$22,032	$20,338	$21,251
12/31/2022	$15,881	$16,387	$15,573
12/31/2023	$19,237	$20,718	$19,601
12/31/2024	$24,118	$25,710	$23,933

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 9/22/2017
Standard Class	25.37%	11.80%	12.87%
Morningstar US Market Index	24.09%	13.96%	13.86%
Russell Midcap® Growth Index	22.10%	11.47%	12.75%

Performance Inception Date		Sep. 22, 2017
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 492,112,939
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 2,702,180
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Material Fund Change [Text Block]
C000247622
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$89	0.79%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks posted gains in the period amid steady economic growth and expectations for interest rate cuts by the U.S. Federal Reserve. Against this backdrop, growth stocks outperformed value stocks. Mid-cap stocks lagged large caps but outperformed small caps. The Fund's performance reflected the strong performance of U.S. growth-oriented stocks.

  The health care sector was the leading contributor to relative performance. Positions in biotechnology companies benefited results.

  Industrials also contributed, with the ground transportation and electrical equipment industries helping relative performance.

  The information technology and communication services sectors were also contributors of note.

  The financials sector was the primary detractor as financial services and banks lagged.

  Other detractors included the consumer discretionary, real estate and energy sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,193	$10,069	$9,980
12/31/2016	$10,522	$11,321	$10,711
12/31/2017	$12,815	$13,753	$13,418
12/31/2018	$12,149	$13,058	$12,708
12/31/2019	$16,470	$17,135	$17,314
12/31/2020	$23,463	$20,717	$23,475
12/31/2021	$26,080	$26,058	$26,463
12/31/2022	$18,749	$20,995	$19,392
12/31/2023	$22,628	$26,545	$24,408
12/31/2024	$28,281	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	24.98%	11.42%	10.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 492,112,939
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 2,702,180
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$492,112,939
# of Portfolio Holdings	90
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,702,180

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Fund	1.1%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	19.4%
Capital Markets	9.3%
Hotels, Restaurants & Leisure	6.7%
Life Sciences Tools & Services	4.6%
Health Care Equipment & Supplies	4.6%

Material Fund Change [Text Block]
C000247626
Shareholder Report [Line Items]
Fund Name		LVIP American Century Disciplined Core Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.96%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,405	$10,069	$9,617
12/31/2016	$10,646	$11,321	$11,285
12/31/2017	$12,807	$13,753	$12,827
12/31/2018	$11,886	$13,058	$11,767
12/31/2019	$14,709	$17,135	$14,890
12/31/2020	$16,393	$20,717	$15,306
12/31/2021	$20,219	$26,058	$19,157
12/31/2022	$17,624	$20,995	$17,713
12/31/2023	$19,076	$26,545	$19,743
12/31/2024	$21,526	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.84%	7.91%	7.97%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 327,049,112
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 2,020,246
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Material Fund Change [Text Block]
C000247628
Shareholder Report [Line Items]
Fund Name		LVIP American Century Disciplined Core Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.61%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$9,999	$10,000
12/31/2024	$10,670	$11,611	$10,862

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	6.70%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 327,049,112
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 2,020,246
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Material Fund Change [Text Block]
C000247627
Shareholder Report [Line Items]
Fund Name		LVIP American Century Disciplined Core Value Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024.

  The underperformance of the Fund was due largely to positioning in the energy, communication services and financials sectors.

  The energy sector was the primary detractor, reflecting stock selection in the oil, gas and consumable fuels industry.

  Media and capital markets industries detracted the most in the communication services and financials sectors, respectively.

  Stock selections in the information technology and health care sectors contributed most positively to performance.

  Within information technology, stock selection among semiconductors and semiconductor equipment stocks contributed the most.

  Stock selection in the health care sector also benefited relative performance results.

  Within the health care sector, providers and services and biotechnology were the main source of positive relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,438	$10,069	$9,617
12/31/2016	$10,710	$11,321	$11,285
12/31/2017	$12,905	$13,753	$12,827
12/31/2018	$12,018	$13,058	$11,767
12/31/2019	$14,897	$17,135	$14,890
12/31/2020	$16,656	$20,717	$15,306
12/31/2021	$20,595	$26,058	$19,157
12/31/2022	$17,972	$20,995	$17,713
12/31/2023	$19,527	$26,545	$19,743
12/31/2024	$22,084	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	13.09%	8.19%	8.24%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 327,049,112
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 2,020,246
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,049,112
# of Portfolio Holdings	201
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$2,020,246

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.8%
Pharmaceuticals	6.0%
Financial Services	5.3%
Machinery	5.3%
Consumer Staples Distribution & Retail	5.0%

Material Fund Change [Text Block]
C000247630
Shareholder Report [Line Items]
Fund Name		LVIP American Century Inflation Protection Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$72	0.71%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,753	$10,062	$9,856
12/31/2016	$10,181	$10,318	$10,318
12/31/2017	$10,555	$10,668	$10,628
12/31/2018	$10,257	$10,682	$10,494
12/31/2019	$11,171	$11,606	$11,378
12/31/2020	$12,238	$12,476	$12,629
12/31/2021	$13,005	$12,275	$13,381
12/31/2022	$11,304	$10,680	$11,796
12/31/2023	$11,689	$11,248	$12,256
12/31/2024	$11,869	$11,401	$12,481

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.54%	1.22%	1.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Treasury U.S.TIPS Index	1.84%	1.87%	2.24%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 506,088,491
Holdings Count | Holding		191
Advisory Fees Paid, Amount		$ 1,939,287
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Material Fund Change [Text Block]
C000247632
Shareholder Report [Line Items]
Fund Name		LVIP American Century Inflation Protection Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25Footnote Reference*	0.36%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
4/29/2024	$10,000	$9,999	$10,000
12/31/2024	$10,352	$10,458	$10,354

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	3.52%
Morningstar US Core Bond Index	4.58%
Bloomberg U.S. Treasury U.S.TIPS Index	3.54%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 506,088,491
Holdings Count | Holding		191
Advisory Fees Paid, Amount		$ 1,939,287
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Material Fund Change [Text Block]
C000247629
Shareholder Report [Line Items]
Fund Name		LVIP American Century Inflation Protection Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$46	0.46%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Persistent inflation, Federal Reserve easing and interest rate volatility broadly influenced the Fund's performance for the period.

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities. Holdings in agency mortgage-backed securities, non-agency collateralized mortgage obligations and non-agency commercial mortgage-backed securities were top contributors.

  To maximize inflation exposure, while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the corporate and securitized securities. This strategy aided results, as the corporate and securitized holdings offset detractions in the inflation exposure. The subadviser's preference for shorter-maturity inflation securities largely accounted for the detractions, particularly in the third quarter, when shorter-maturity breakeven rates declined.

   While the Fund's duration aided results, positioning along the yield curve detracted and more than offset the positive duration effects.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,772	$10,062	$9,856
12/31/2016	$10,232	$10,318	$10,318
12/31/2017	$10,633	$10,668	$10,628
12/31/2018	$10,360	$10,682	$10,494
12/31/2019	$11,308	$11,606	$11,378
12/31/2020	$12,417	$12,476	$12,629
12/31/2021	$13,239	$12,275	$13,381
12/31/2022	$11,534	$10,680	$11,796
12/31/2023	$11,949	$11,248	$12,256
12/31/2024	$12,166	$11,401	$12,481

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	1.82%	1.47%	1.98%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Treasury U.S.TIPS Index	1.84%	1.87%	2.24%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 506,088,491
Holdings Count | Holding		191
Advisory Fees Paid, Amount		$ 1,939,287
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$506,088,491
# of Portfolio Holdings	191
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,939,287

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	53.7%
Agency Mortgage-Backed Securities	15.1%
Non-Agency Collateralized Mortgage Obligations	7.9%
Corporate Bonds	6.9%
Agency Obligations	5.7%
Money Market Fund	4.3%
Non-Agency Asset-Backed Securities	3.2%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.5%
Agency Collateralized Mortgage Obligations	0.3%
Other	0.6%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	78.4%
AAA	9.9%
AA	4.5%
A	4.9%
BBB	2.0%
Not Rated	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	2.5%
Insurance	0.7%
Machinery Construction & Mining	0.6%
Electric	0.6%
Health Care Services	0.4%

Material Fund Change [Text Block]
C000247634
Shareholder Report [Line Items]
Fund Name		LVIP American Century International Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.10%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,051	$9,818	$9,919
12/31/2016	$9,493	$10,096	$10,018
12/31/2017	$12,429	$12,611	$12,526
12/31/2018	$10,528	$10,797	$10,798
12/31/2019	$13,491	$13,252	$13,176
12/31/2020	$16,952	$14,370	$14,205
12/31/2021	$18,410	$16,121	$15,805
12/31/2022	$13,833	$13,660	$13,521
12/31/2023	$15,552	$16,017	$15,987
12/31/2024	$15,935	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	2.46%	3.39%	4.77%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 163,529,041
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 1,437,347
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Material Fund Change [Text Block]
C000247635
Shareholder Report [Line Items]
Fund Name		LVIP American Century International Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century International Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$57Footnote Reference*	0.85%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,032	$10,216	$10,103

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	0.32%
Morningstar Developed Markets ex-US Index	2.16%
MSCI EAFE Index (net dividends)	1.03%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 163,529,041
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 1,437,347
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Material Fund Change [Text Block]
C000247636
Shareholder Report [Line Items]
Fund Name		LVIP American Century International Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$96	0.95%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, while navigating a soft landing through cooling inflation, Japan was the exception. Equities experienced bouts of volatility as economic growth broadly slowed, although company fundamentals improved. Political uncertainty also weighed on growth expectations. The Fund performed better than its benchmark for the period due to stock selection and positive interaction among portfolio holdings.

  Consumer discretionary holdings were key drivers of outperformance as athletic shoe and apparel manufacturer, On Holding, was the top individual contributor to relative performance.

  Within the industrials sector, Mitsubishi Heavy Industries was a top contributor. Electrical equipment companies also contributed.

  Health care sector positions were the primary detractors. After a long period of strong performance, pharmaceuticals manufacturer Novo Nordisk faced headwinds. Clinical services provider ICON (not held as of 12/31/2024) also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,076	$9,818	$9,919
12/31/2016	$9,522	$10,096	$10,018
12/31/2017	$12,493	$12,611	$12,526
12/31/2018	$10,592	$10,797	$10,798
12/31/2019	$13,602	$13,252	$13,176
12/31/2020	$17,122	$14,370	$14,205
12/31/2021	$18,620	$16,121	$15,805
12/31/2022	$14,011	$13,660	$13,521
12/31/2023	$15,772	$16,017	$15,987
12/31/2024	$16,183	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	2.61%	3.54%	4.93%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 163,529,041
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 1,437,347
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$163,529,041
# of Portfolio Holdings	97
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,437,347

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Money Market Fund	1.3%
Other	(0.1%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	20.9%
United Kingdom	18.1%
France	13.1%
Switzerland	7.5%
Germany	7.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	8.0%
Textiles, Apparel & Luxury Goods	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Banks	5.4%
Electrical Equipment	4.9%

Material Fund Change [Text Block]
C000247638
Shareholder Report [Line Items]
Fund Name		LVIP American Century Large Company Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.85%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,595	$10,069	$9,617
12/31/2016	$11,036	$11,321	$11,285
12/31/2017	$12,245	$13,753	$12,827
12/31/2018	$11,243	$13,058	$11,767
12/31/2019	$14,313	$17,135	$14,890
12/31/2020	$14,669	$20,717	$15,306
12/31/2021	$17,827	$26,058	$19,157
12/31/2022	$17,746	$20,995	$17,713
12/31/2023	$18,416	$26,545	$19,743
12/31/2024	$20,353	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.52%	7.30%	7.37%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 151,777,633
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 854,707
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Material Fund Change [Text Block]
C000247640
Shareholder Report [Line Items]
Fund Name		LVIP American Century Large Company Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.60%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,661	$11,611	$10,862

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	6.61%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 151,777,633
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 854,707
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Material Fund Change [Text Block]
C000247637
Shareholder Report [Line Items]
Fund Name		LVIP American Century Large Company Value Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investors' acceptance of risk in 2024 favored growth and momentum stocks, while value and low volatility lagged. Inflation ebbed during the year, prompting the U.S. Federal Reserve to cut interest rates. Still, inflation remained above the Fed's target. The labor force remained sturdy and consumers continue to spend, fortifying confidence in the resilience of the U.S. economy. The Fund underperformed the benchmark during the year, driven primarily by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, selection in the consumer staples distribution and retail industry weighed the most on results.

  The Fund's holdings in the health care sector, particularly makers of health care equipment and supplies and pharmaceutical companies, also detracted from relative returns.

  Security selection within the information technology sector aided performance.

  Within the sector, investments in the semiconductors and semiconductor equipment industry contributed the most.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,611	$10,069	$9,617
12/31/2016	$11,076	$11,321	$11,285
12/31/2017	$12,302	$13,753	$12,827
12/31/2018	$11,313	$13,058	$11,767
12/31/2019	$14,422	$17,135	$14,890
12/31/2020	$14,799	$20,717	$15,306
12/31/2021	$18,012	$26,058	$19,157
12/31/2022	$17,965	$20,995	$17,713
12/31/2023	$18,663	$26,545	$19,743
12/31/2024	$20,664	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	10.72%	7.46%	7.53%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 151,777,633
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 854,707
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,777,633
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$854,707

Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Money Market Fund	2.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.2%
Banks	7.8%
Capital Markets	6.4%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.1%

Material Fund Change [Text Block]
C000247643
Shareholder Report [Line Items]
Fund Name		LVIP American Century Mid Cap Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.01%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,842	$10,069	$9,522
12/31/2016	$12,078	$11,321	$11,426
12/31/2017	$13,463	$13,753	$12,951
12/31/2018	$11,718	$13,058	$11,359
12/31/2019	$15,115	$17,135	$14,433
12/31/2020	$15,283	$20,717	$15,150
12/31/2021	$18,800	$26,058	$19,443
12/31/2022	$18,540	$20,995	$17,104
12/31/2023	$19,657	$26,545	$19,278
12/31/2024	$21,333	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	8.52%	7.13%	7.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 630,470,916
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 4,735,052
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

Holdings [Text Block]

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Material Fund Change [Text Block]
C000247641
Shareholder Report [Line Items]
Fund Name		LVIP American Century Mid Cap Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$53Footnote Reference*	0.76%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,693	$11,611	$10,917

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	6.93%
Morningstar US Market Index	16.11%
Russell Midcap® Value Index	9.17%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 630,470,916
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 4,735,052
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

Holdings [Text Block]

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Material Fund Change [Text Block]
C000247642
Shareholder Report [Line Items]
Fund Name		LVIP American Century Mid Cap Value Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$90	0.86%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, driven primarily by stock selection.

  Selection within the industrials sector was the top detractor to performance.

  Within the industrials sector, selection in the aerospace and defense industry weighed the most on results.

  Stock selection within the consumer staples sector also detracted, especially within the beverages industry.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,857	$10,069	$9,522
12/31/2016	$12,109	$11,321	$11,426
12/31/2017	$13,525	$13,753	$12,951
12/31/2018	$11,789	$13,058	$11,359
12/31/2019	$15,226	$17,135	$14,433
12/31/2020	$15,410	$20,717	$15,150
12/31/2021	$18,986	$26,058	$19,443
12/31/2022	$18,760	$20,995	$17,104
12/31/2023	$19,910	$26,545	$19,278
12/31/2024	$21,648	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	8.73%	7.29%	8.03%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 630,470,916
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 4,735,052
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$630,470,916
# of Portfolio Holdings	110
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,735,052

Holdings [Text Block]

Asset Allocation

Common Stock	96.7%
Money Market Fund	2.3%
Preferred Stocks	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	8.5%
Health Care Providers & Services	8.1%
Electric Utilities	6.6%
Banks	6.3%
Capital Markets	4.6%

Material Fund Change [Text Block]
C000131266
Shareholder Report [Line Items]
Fund Name		LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	1.16%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund delivered positive returns during the year, but underperformed the Russell Midcap Value Index.

  Security selection within the industrials sector limited relative performance.

  An overweight in the consumer staples sector, including the beverages, consumer staples distribution and retail industries, detracted.

  An underweight in the materials sector, specifically the chemicals and metals and mining industries, contributed to relative returns.

  Security selection within the information technology sector, namely semiconductors, also contributed. The Fund hedges the inherent currency exchange risk of holding foreign securities through the use of forward currency contracts.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,576	$10,069	$9,522
12/31/2016	$11,245	$11,321	$11,426
12/31/2017	$12,750	$13,753	$12,951
12/31/2018	$11,367	$13,058	$11,359
12/31/2019	$14,476	$17,135	$14,433
12/31/2020	$15,174	$20,717	$15,150
12/31/2021	$18,328	$26,058	$19,443
12/31/2022	$16,911	$20,995	$17,104
12/31/2023	$18,455	$26,545	$19,278
12/31/2024	$20,585	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.54%	7.29%	7.49%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 498,842,022
Holdings Count | Holding		203
Advisory Fees Paid, Amount		$ 3,767,102
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,842,022
# of Portfolio Holdings	203
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,767,102

Holdings [Text Block]

Asset Allocation

Common Stock	93.3%
Money Market Fund	5.7%
Preferred Stocks	0.5%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.3%
Health Care Providers & Services	6.4%
Capital Markets	5.4%
Electric Utilities	4.9%
Banks	4.9%

Material Fund Change [Text Block]
C000131265
Shareholder Report [Line Items]
Fund Name		LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.81%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund delivered positive returns during the year, but underperformed the Russell Midcap Value Index.

  Security selection within the industrials sector limited relative performance.

  An overweight in the consumer staples sector, including the beverages, consumer staples distribution and retail industries, detracted.

  An underweight in the materials sector, specifically the chemicals and metals and mining industries, contributed to relative returns.

  Security selection within the information technology sector, namely semiconductors, also contributed. The Fund hedges the inherent currency exchange risk of holding foreign securities through the use of forward currency contracts.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,609	$10,069	$9,522
12/31/2016	$11,323	$11,321	$11,426
12/31/2017	$12,884	$13,753	$12,951
12/31/2018	$11,527	$13,058	$11,359
12/31/2019	$14,731	$17,135	$14,433
12/31/2020	$15,492	$20,717	$15,150
12/31/2021	$18,779	$26,058	$19,443
12/31/2022	$17,389	$20,995	$17,104
12/31/2023	$19,041	$26,545	$19,278
12/31/2024	$21,312	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.93%	7.67%	7.86%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 498,842,022
Holdings Count | Holding		203
Advisory Fees Paid, Amount		$ 3,767,102
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,842,022
# of Portfolio Holdings	203
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,767,102

Holdings [Text Block]

Asset Allocation

Common Stock	93.3%
Money Market Fund	5.7%
Preferred Stocks	0.5%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.3%
Health Care Providers & Services	6.4%
Capital Markets	5.4%
Electric Utilities	4.9%
Banks	4.9%

Material Fund Change [Text Block]
C000247647
Shareholder Report [Line Items]
Fund Name		LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.90%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,605	$10,069	$9,999
12/31/2016	$11,067	$11,321	$11,314
12/31/2017	$14,608	$13,753	$14,733
12/31/2018	$14,695	$13,058	$14,510
12/31/2019	$19,759	$17,135	$19,790
12/31/2020	$29,550	$20,717	$27,408
12/31/2021	$36,345	$26,058	$34,971
12/31/2022	$24,547	$20,995	$24,782
12/31/2023	$35,167	$26,545	$35,358
12/31/2024	$45,232	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	28.62%	18.01%	16.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,229,326,775
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 4,149,800
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Material Fund Change [Text Block]
C000247645
Shareholder Report [Line Items]
Fund Name		LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48Footnote Reference*	0.65%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$11,949	$11,611	$12,299

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	19.49%
Morningstar US Market Index	16.11%
Russell 1000® Growth Index	22.99%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,229,326,775
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 4,149,800
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Material Fund Change [Text Block]
C000247648
Shareholder Report [Line Items]
Fund Name		LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$86	0.75%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks posted strong gains during the period amid steady economic growth and anticipation of interest rate cuts by the U.S. Federal Reserve, which arrived late in 2024. Nevertheless, high valuations and political uncertainty contributed to market volatility. The underperformance of the Fund was largely due to stock selection. Sector allocation decisions also detracted to a lesser degree.

  The health care sector was the primary detractor. Positioning in the biotechnology and health care equipment and supplies industries detracted the most from relative results.

  Within the information technology sector, stock selection among semiconductor companies hurt relative returns the most.

  Stock selection within the consumer staples sector contributed the most to relative performance.

  Within the sector, avoiding poor-performing beverage companies was the main source of relative strength.

  The Fund also benefited from having an underweight allocation to the real estate sector, which lagged the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,627	$10,069	$9,999
12/31/2016	$11,100	$11,321	$11,314
12/31/2017	$14,676	$13,753	$14,733
12/31/2018	$14,788	$13,058	$14,510
12/31/2019	$19,901	$17,135	$19,790
12/31/2020	$29,823	$20,717	$27,408
12/31/2021	$36,729	$26,058	$34,971
12/31/2022	$24,838	$20,995	$24,782
12/31/2023	$35,645	$26,545	$35,358
12/31/2024	$45,909	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	28.80%	18.20%	16.46%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,229,326,775
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 4,149,800
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,229,326,775
# of Portfolio Holdings	68
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$4,149,800

Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Exchange-Traded Funds	0.2%
Money Market Fund	0.1%
Rights	0.0%
Other	(0.3%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.8%
Software	15.1%
Technology Hardware, Storage & Peripherals	12.6%
Interactive Media & Services	12.3%
Broadline Retail	7.1%

Material Fund Change [Text Block]
C000247652
Shareholder Report [Line Items]
Fund Name		LVIP American Century Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.86%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,598	$10,069	$9,617
12/31/2016	$11,544	$11,321	$11,285
12/31/2017	$12,534	$13,753	$12,827
12/31/2018	$11,371	$13,058	$11,767
12/31/2019	$14,432	$17,135	$14,890
12/31/2020	$14,552	$20,717	$15,306
12/31/2021	$18,086	$26,058	$19,157
12/31/2022	$18,142	$20,995	$17,713
12/31/2023	$19,778	$26,545	$19,743
12/31/2024	$21,615	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.29%	8.41%	8.01%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 875,139,394
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 5,371,295
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

Holdings [Text Block]

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Material Fund Change [Text Block]
C000247650
Shareholder Report [Line Items]
Fund Name		LVIP American Century Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of April 29, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 29, 2024 (commencement of operations) through December 31, 2024?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42Footnote Reference*	0.61%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$9,999
12/31/2024	$10,667	$11,611	$10,862

Average Annual Return [Table Text Block]
Since Inception 4/29/2024
Standard Class	6.67%
Morningstar US Market Index	16.11%
Russell 1000® Value Index	8.62%

Performance Inception Date		Apr. 29, 2024
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 875,139,394
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 5,371,295
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

Holdings [Text Block]

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Material Fund Change [Text Block]
C000247649
Shareholder Report [Line Items]
Fund Name		LVIP American Century Value Fund
Class Name		Standard Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$74	0.71%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During calendar year 2024 market participants favored growth and momentum stocks, while value and low volatility lagged. The Fund underperformed the benchmark during the year, mostly driven by security selection.

  Security selection within the consumer staples sector was the top detractor to performance.

  Within the sector, investment choices in the consumer staples distribution and retail industry dampened results.

  Security selection within the industrials sector also detracted from relative results.

  Within the sector, the electrical equipment industry detracted most from relative returns.

  Stock selection within the communication services sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,612	$10,069	$9,617
12/31/2016	$11,580	$11,321	$11,285
12/31/2017	$12,593	$13,753	$12,827
12/31/2018	$11,441	$13,058	$11,767
12/31/2019	$14,533	$17,135	$14,890
12/31/2020	$14,675	$20,717	$15,306
12/31/2021	$18,272	$26,058	$19,157
12/31/2022	$18,371	$20,995	$17,713
12/31/2023	$20,043	$26,545	$19,743
12/31/2024	$21,943	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class II	9.48%	8.59%	8.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 875,139,394
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 5,371,295
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,139,394
# of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,371,295

Holdings [Text Block]

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.3%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.3%
Pharmaceuticals	8.3%
Oil, Gas & Consumable Fuels	7.8%
Health Care Equipment & Supplies	6.1%
Capital Markets	5.8%

Material Fund Change [Text Block]
C000086779
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Fund
Class Name		Service Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.62%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

  Holdings in a majority of equity sectors produced positive contribution for the Fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.

  On the contrary, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,657	$9,796	$9,764
12/31/2016	$10,683	$10,601	$10,532
12/31/2017	$13,993	$13,132	$13,056
12/31/2018	$12,679	$11,842	$11,827
12/31/2019	$17,088	$14,949	$14,973
12/31/2020	$22,212	$17,351	$17,407
12/31/2021	$25,771	$20,440	$20,633
12/31/2022	$19,324	$16,697	$16,844
12/31/2023	$23,605	$20,292	$20,584
12/31/2024	$26,732	$23,601	$24,184

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class II	13.25%	9.36%	10.33%
Morningstar Global Markets Index	16.31%	9.56%	8.97%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.23%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 355,179,329
Holdings Count | Holding		1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$355,179,329
# of Portfolio Holdings	1
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086780
Shareholder Report [Line Items]
Fund Name		LVIP American Global Small Capitalization Fund
Class Name		Service Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Small Capitalization Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.65%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.

  Overall, less than half of the Fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.

  In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar Global Markets Index	MSCI All Country World Small Cap Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,985	$9,796	$9,896
12/31/2016	$10,153	$10,601	$11,043
12/31/2017	$12,734	$13,132	$13,672
12/31/2018	$11,346	$11,842	$11,705
12/31/2019	$14,866	$14,949	$14,590
12/31/2020	$19,210	$17,351	$16,973
12/31/2021	$20,419	$20,440	$19,704
12/31/2022	$14,324	$16,697	$16,026
12/31/2023	$16,575	$20,292	$18,724
12/31/2024	$16,895	$23,601	$20,159

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class II	1.93%	2.59%	5.38%
Morningstar Global Markets Index	16.31%	9.56%	8.97%
MSCI All Country World Small Cap Index (net dividends)	7.66%	6.68%	7.26%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 53,905,909
Holdings Count | Holding		1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$53,905,909
# of Portfolio Holdings	1
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Fund invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund).The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086781
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Fund
Class Name		Service Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$69	0.60%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

  Overall, most sectors added to the Fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the Fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.

  In terms of detractors, holdings in the energy and consumer staples sectors weighed on the Fund’s relative results.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,647	$10,069	$9,999
12/31/2016	$11,616	$11,321	$11,351
12/31/2017	$14,848	$13,753	$13,829
12/31/2018	$14,753	$13,058	$13,223
12/31/2019	$19,223	$17,135	$17,386
12/31/2020	$29,131	$20,717	$20,585
12/31/2021	$35,417	$26,058	$26,494
12/31/2022	$24,725	$20,995	$21,696
12/31/2023	$34,118	$26,545	$27,399
12/31/2024	$44,758	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class II	31.19%	18.42%	16.17%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,343,830,028
Holdings Count | Holding		1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,343,830,028
# of Portfolio Holdings	1
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086782
Shareholder Report [Line Items]
Fund Name		LVIP American Growth-Income Fund
Class Name		Service Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$67	0.60%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past while imports increased. Communication services and information technology were the top-returning sectors.

  Within the Fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

  Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader Fund’s overall return.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,112	$10,069	$9,999
12/31/2016	$11,240	$11,321	$11,351
12/31/2017	$13,708	$13,753	$13,829
12/31/2018	$13,413	$13,058	$13,223
12/31/2019	$16,860	$17,135	$17,386
12/31/2020	$19,076	$20,717	$20,585
12/31/2021	$23,594	$26,058	$26,494
12/31/2022	$19,630	$20,995	$21,696
12/31/2023	$24,679	$26,545	$27,399
12/31/2024	$30,555	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class II	23.81%	12.63%	11.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,695,237,849
Holdings Count | Holding		1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,695,237,849
# of Portfolio Holdings	1
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086783
Shareholder Report [Line Items]
Fund Name		LVIP American International Fund
Class Name		Service Class II
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$64	0.63%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.

  Most sectors added to the Fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the Fund’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

  Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the Fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class II	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,516	$9,635	$9,434
12/31/2016	$9,816	$10,160	$9,858
12/31/2017	$12,922	$12,941	$12,538
12/31/2018	$11,178	$11,107	$10,759
12/31/2019	$13,686	$13,502	$13,073
12/31/2020	$15,543	$15,010	$14,466
12/31/2021	$15,257	$16,273	$15,597
12/31/2022	$12,042	$13,646	$13,101
12/31/2023	$13,897	$15,772	$15,147
12/31/2024	$14,279	$16,587	$15,985

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class II	2.75%	0.85%	3.63%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 275,419,780
Holdings Count | Holding		1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,419,780
# of Portfolio Holdings	1
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Fund	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000110363
Shareholder Report [Line Items]
Fund Name		LVIP American Global Balanced Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.66%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Global Balanced Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,755	$10,062	$10,055	$9,997
12/31/2016	$10,172	$10,318	$10,321	$10,626
12/31/2017	$11,361	$10,668	$10,687	$11,968
12/31/2018	$10,975	$10,682	$10,688	$11,494
12/31/2019	$12,726	$11,606	$11,620	$13,583
12/31/2020	$13,961	$12,476	$12,492	$15,487
12/31/2021	$15,214	$12,275	$12,299	$16,862
12/31/2022	$12,807	$10,680	$10,699	$14,307
12/31/2023	$14,268	$11,248	$11,291	$16,236
12/31/2024	$15,621	$11,401	$11,432	$17,635

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.49%	4.19%	4.56%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Blended Composite	8.61%	5.36%	5.84%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,162,586,661
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 3,049,907
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,162,586,661
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,049,907

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	45.1%
Equity Funds	33.5%
Asset Allocation Funds	10.7%
International Equity Funds	4.8%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110362
Shareholder Report [Line Items]
Fund Name		LVIP American Global Balanced Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Global Balanced Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$10,062	$10,055	$9,997
12/31/2016	$10,244	$10,318	$10,321	$10,626
12/31/2017	$11,481	$10,668	$10,687	$11,968
12/31/2018	$11,130	$10,682	$10,688	$11,494
12/31/2019	$12,951	$11,606	$11,620	$13,583
12/31/2020	$14,259	$12,476	$12,492	$15,487
12/31/2021	$15,593	$12,275	$12,299	$16,862
12/31/2022	$13,171	$10,680	$10,699	$14,307
12/31/2023	$14,725	$11,248	$11,291	$16,236
12/31/2024	$16,178	$11,401	$11,432	$17,635

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	9.86%	4.55%	4.93%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Blended Composite	8.61%	5.36%	5.84%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,162,586,661
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 3,049,907
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,162,586,661
# of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,049,907

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	45.1%
Equity Funds	33.5%
Asset Allocation Funds	10.7%
International Equity Funds	4.8%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110365
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,651	$10,069	$10,092	$9,941
12/31/2016	$9,934	$11,321	$11,308	$10,695
12/31/2017	$11,560	$13,753	$13,761	$12,473
12/31/2018	$11,063	$13,058	$13,102	$11,725
12/31/2019	$12,939	$17,135	$17,220	$14,269
12/31/2020	$14,298	$20,717	$20,830	$16,473
12/31/2021	$15,840	$26,058	$26,340	$18,543
12/31/2022	$12,923	$20,995	$21,302	$15,564
12/31/2023	$14,676	$26,545	$26,953	$18,119
12/31/2024	$16,418	$32,941	$33,560	$20,121

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.87%	4.88%	5.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,322,851,266
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 6,093,600
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,322,851,266
# of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,093,600

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.0%
Fixed Income Funds	26.5%
International Equity Funds	14.0%
Asset Allocation Funds	5.8%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110364
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP American Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic growth-oriented funds contributed positively to performance. Conversely, equity allocations to domestic and global value-oriented funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,684	$10,069	$10,092	$9,941
12/31/2016	$10,005	$11,321	$11,308	$10,695
12/31/2017	$11,682	$13,753	$13,761	$12,473
12/31/2018	$11,219	$13,058	$13,102	$11,725
12/31/2019	$13,167	$17,135	$17,220	$14,269
12/31/2020	$14,602	$20,717	$20,830	$16,473
12/31/2021	$16,233	$26,058	$26,340	$18,543
12/31/2022	$13,290	$20,995	$21,302	$15,564
12/31/2023	$15,146	$26,545	$26,953	$18,119
12/31/2024	$17,003	$32,941	$33,560	$20,121

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	12.26%	5.25%	5.45%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,322,851,266
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 6,093,600
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,322,851,266
# of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,093,600

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.0%
Fixed Income Funds	26.5%
International Equity Funds	14.0%
Asset Allocation Funds	5.8%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000117545
Shareholder Report [Line Items]
Fund Name		LVIP American Preservation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.59%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  During the calendar year 2024, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

  The Fund’s longer duration profile weighed on relative performance versus the benchmark, as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,996	$10,062	$10,103
12/31/2016	$10,153	$10,318	$10,228
12/31/2017	$10,287	$10,668	$10,330
12/31/2018	$10,340	$10,682	$10,482
12/31/2019	$10,760	$11,606	$10,963
12/31/2020	$11,345	$12,476	$11,463
12/31/2021	$11,247	$12,275	$11,338
12/31/2022	$10,463	$10,680	$10,717
12/31/2023	$10,854	$11,248	$11,215
12/31/2024	$11,167	$11,401	$11,614

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	2.88%	0.75%	1.11%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	3.55%	1.16%	1.51%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 603,477,672
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 1,124,048
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$603,477,672
# of Portfolio Holdings	7
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,124,048

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000117544
Shareholder Report [Line Items]
Fund Name		LVIP American Preservation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.24%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  During the calendar year 2024, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

  The Fund’s longer duration profile weighed on relative performance versus the benchmark, as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,062	$9,999
12/31/2016	$10,223	$10,318	$10,228
12/31/2017	$10,396	$10,668	$10,330
12/31/2018	$10,485	$10,682	$10,482
12/31/2019	$10,947	$11,606	$10,963
12/31/2020	$11,584	$12,476	$11,463
12/31/2021	$11,524	$12,275	$11,338
12/31/2022	$10,758	$10,680	$10,717
12/31/2023	$11,199	$11,248	$11,215
12/31/2024	$11,563	$11,401	$11,614

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	3.25%	1.10%	1.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	3.55%	1.16%	1.51%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 603,477,672
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 1,124,048
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$603,477,672
# of Portfolio Holdings	7
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,124,048

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043353
Shareholder Report [Line Items]
Fund Name		LVIP Baron Growth Opportunities Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.14%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year, the Fund trailed the Russell 2000 Growth Index because adverse stock selection and headwinds from style biases overshadowed positive impacts from differences in sector/sub-industry weights. From a style perspective, the Fund's underexposure to the top performing Beta and Residual Volatility factors proved costly. Stock selection was negative across most sectors, led by investments in Financials, IT, Consumer Discretionary, and Health Care.

  Weakness in Financials was driven by Arch Capital Group Ltd., whose shares were down double digits for the year.

  Gartner, Inc. and Guidewire Software, Inc. were mostly responsible for the relative losses in the IT sector.

  Performance in Consumer Discretionary was hindered by declines from Bright Horizons Family Solutions, Inc. and Red Rock Resorts, Inc.

  A handful of holdings weighed on performance in Health Care, namely IDEXX Laboratories, Inc. and Mettler-Toledo International Inc.

All of the material detractors mentioned were still held as of year-end and were among the top 30 positions. Somewhat offsetting the above were favorable impacts from active sector/sub-industry weights, particularly meaningfully higher exposure to the better performing Financials sector and lack of exposure to lagging biotechnology stocks within Health Care.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,523	$10,069	$9,862
12/31/2016	$10,053	$11,321	$10,978
12/31/2017	$12,792	$13,753	$13,411
12/31/2018	$12,288	$13,058	$12,163
12/31/2019	$16,759	$17,135	$15,628
12/31/2020	$22,471	$20,717	$21,040
12/31/2021	$26,677	$26,058	$21,636
12/31/2022	$19,787	$20,995	$15,933
12/31/2023	$23,310	$26,545	$18,906
12/31/2024	$24,579	$32,941	$21,772

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	5.44%	7.96%	9.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 828,978,752
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 7,189,100
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$828,978,752
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$7,189,100

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.4%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	21.2%
Insurance	18.3%
Hotels, Restaurants & Leisure	11.6%
Software	10.7%
IT Services	9.1%

Material Fund Change [Text Block]
C000043352
Shareholder Report [Line Items]
Fund Name		LVIP Baron Growth Opportunities Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$92	0.89%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year, the Fund trailed the Russell 2000 Growth Index because adverse stock selection and headwinds from style biases overshadowed positive impacts from differences in sector/sub-industry weights. From a style perspective, the Fund's underexposure to the top performing Beta and Residual Volatility factors proved costly. Stock selection was negative across most sectors, led by investments in Financials, IT, Consumer Discretionary, and Health Care.

  Weakness in Financials was driven by Arch Capital Group Ltd., whose shares were down double digits for the year.

  Gartner, Inc. and Guidewire Software, Inc. were mostly responsible for the relative losses in the IT sector.

  Performance in Consumer Discretionary was hindered by declines from Bright Horizons Family Solutions, Inc. and Red Rock Resorts, Inc.

  A handful of holdings weighed on performance in Health Care, namely IDEXX Laboratories, Inc. and Mettler-Toledo International Inc.

All of the material detractors mentioned were still held as of year-end and were among the top 30 positions. Somewhat offsetting the above were favorable impacts from active sector/sub-industry weights, particularly meaningfully higher exposure to the better performing Financials sector and lack of exposure to lagging biotechnology stocks within Health Care.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,547	$10,069	$9,862
12/31/2016	$10,104	$11,321	$10,978
12/31/2017	$12,888	$13,753	$13,411
12/31/2018	$12,412	$13,058	$12,163
12/31/2019	$16,970	$17,135	$15,628
12/31/2020	$22,810	$20,717	$21,040
12/31/2021	$27,147	$26,058	$21,636
12/31/2022	$20,186	$20,995	$15,933
12/31/2023	$23,840	$26,545	$18,906
12/31/2024	$25,201	$32,941	$21,772

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	5.71%	8.23%	9.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 828,978,752
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 7,189,100
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$828,978,752
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$7,189,100

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.4%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	21.2%
Insurance	18.3%
Hotels, Restaurants & Leisure	11.6%
Software	10.7%
IT Services	9.1%

Material Fund Change [Text Block]
C000007727
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.89%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2024 driven by AI excitement, rate cuts and the end of the election cycle. During the year, the U.S. Federal Reserve implemented a total of 100 basis points in rate cuts, including a 50 basis point cut in September and another 50 basis points of reductions throughout November and December. Within the Russell 1000 Value Index, the Utilities, Energy, and Information Technology sectors were the best performers.

  The largest contributor to relative performance was stock selection in the Industrials sector.

  The Fund's returns were also positively influenced by stock selection in the Consumer Discretionary sector.

  Stock selection in the Financials sector also had a beneficial impact relative to the benchmark. Within the Russell 1000 Value Index, the Industrials, Health Care, and Consumer Discretionary sectors performed the worst.

  The largest detractor was security selection in the Health Care sector.

  Stock selection in the Consumer Staples and Information Technology sectors also detracted during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,491	$10,069	$9,617
12/31/2016	$10,599	$11,321	$11,285
12/31/2017	$12,310	$13,753	$12,827
12/31/2018	$11,308	$13,058	$11,767
12/31/2019	$13,377	$17,135	$14,890
12/31/2020	$13,493	$20,717	$15,306
12/31/2021	$16,565	$26,058	$19,157
12/31/2022	$16,145	$20,995	$17,713
12/31/2023	$17,618	$26,545	$19,743
12/31/2024	$19,595	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.22%	7.93%	6.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,716,335,382
Holdings Count | Holding		190
Advisory Fees Paid, Amount		$ 10,176,783
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,716,335,382
# of Portfolio Holdings	190
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,176,783

Holdings [Text Block]

Asset Allocation

Common Stock	92.7%
Money Market Fund	6.7%
Preferred Stocks	0.2%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.5%
Electric Utilities	6.3%
Health Care Providers & Services	6.1%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.2%

Material Fund Change [Text Block]
C000007726
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.64%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2024 driven by AI excitement, rate cuts and the end of the election cycle. During the year, the U.S. Federal Reserve implemented a total of 100 basis points in rate cuts, including a 50 basis point cut in September and another 50 basis points of reductions throughout November and December. Within the Russell 1000 Value Index, the Utilities, Energy, and Information Technology sectors were the best performers.

  The largest contributor to relative performance was stock selection in the Industrials sector.

  The Fund's returns were also positively influenced by stock selection in the Consumer Discretionary sector.

  Stock selection in the Financials sector also had a beneficial impact relative to the benchmark. Within the Russell 1000 Value Index, the Industrials, Health Care, and Consumer Discretionary sectors performed the worst.

  The largest detractor was security selection in the Health Care sector.

  Stock selection in the Consumer Staples and Information Technology sectors also detracted during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,513	$10,069	$9,617
12/31/2016	$10,652	$11,321	$11,285
12/31/2017	$12,401	$13,753	$12,827
12/31/2018	$11,421	$13,058	$11,767
12/31/2019	$13,544	$17,135	$14,890
12/31/2020	$13,695	$20,717	$15,306
12/31/2021	$16,855	$26,058	$19,157
12/31/2022	$16,470	$20,995	$17,713
12/31/2023	$18,017	$26,545	$19,743
12/31/2024	$20,088	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.50%	8.20%	7.22%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,716,335,382
Holdings Count | Holding		190
Advisory Fees Paid, Amount		$ 10,176,783
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,716,335,382
# of Portfolio Holdings	190
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,176,783

Holdings [Text Block]

Asset Allocation

Common Stock	92.7%
Money Market Fund	6.7%
Preferred Stocks	0.2%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.5%
Electric Utilities	6.3%
Health Care Providers & Services	6.1%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.2%

Material Fund Change [Text Block]
C000211425
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight. Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year). Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$9,999
12/31/2019	$10,784	$11,079	$11,143	$10,802
12/31/2020	$12,834	$13,395	$13,193	$12,326
12/31/2021	$13,772	$16,849	$16,980	$13,587
12/31/2022	$11,626	$13,575	$13,905	$11,462
12/31/2023	$13,177	$17,164	$17,560	$13,259
12/31/2024	$14,394	$21,299	$21,953	$14,482

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 4/29/2019
Service Class	9.23%	5.94%	6.63%
Morningstar US Market Index	24.09%	13.96%	14.24%
S&P 500® Index	25.02%	14.53%	14.85%
BlackRock Global Allocation Composite	9.22%	6.04%	6.74%

Performance Inception Date		Apr. 29, 2019
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,035,467,827
Holdings Count | Holding		2,235
Advisory Fees Paid, Amount		$ 13,163,517
InvestmentCompanyPortfolioTurnover		149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,035,467,827
# of Portfolio Holdings	2,235
Portfolio Turnover Rate	149%
Total Advisory Fees Paid	$13,163,517

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.2%
Corporate Bonds	8.5%
Short-Term Investments	8.0%
Loan Agreements	3.7%
Sovereign Bonds	2.6%
Money Market Fund	2.2%
Exchange-Traded Funds	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.5%
Non-Agency Asset-Backed Securities	1.4%
U.S. Treasury Obligations	1.1%
Other	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000211424
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$74	0.71%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight. Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year). Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,800	$11,079	$11,143	$9,999
12/31/2020	$12,878	$13,395	$13,193	$12,326
12/31/2021	$13,850	$16,849	$16,980	$13,587
12/31/2022	$11,720	$13,575	$13,905	$11,462
12/31/2023	$13,316	$17,164	$17,560	$13,259
12/31/2024	$14,582	$21,299	$21,953	$14,482

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 4/29/2019
Standard Class	9.51%	6.19%	6.87%
Morningstar US Market Index	24.09%	13.96%	14.24%
S&P 500® Index	25.02%	14.53%	14.85%
BlackRock Global Allocation Composite	9.22%	6.04%	6.74%

Performance Inception Date		Apr. 29, 2019
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,035,467,827
Holdings Count | Holding		2,235
Advisory Fees Paid, Amount		$ 13,163,517
InvestmentCompanyPortfolioTurnover		149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,035,467,827
# of Portfolio Holdings	2,235
Portfolio Turnover Rate	149%
Total Advisory Fees Paid	$13,163,517

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.2%
Corporate Bonds	8.5%
Short-Term Investments	8.0%
Loan Agreements	3.7%
Sovereign Bonds	2.6%
Money Market Fund	2.2%
Exchange-Traded Funds	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.5%
Non-Agency Asset-Backed Securities	1.4%
U.S. Treasury Obligations	1.1%
Other	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124875
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight.

  Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year).

  Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,534	$10,069	$10,138	$9,917
12/31/2016	$9,773	$11,321	$11,351	$10,513
12/31/2017	$11,024	$13,753	$13,829	$12,169
12/31/2018	$10,191	$13,058	$13,223	$11,613
12/31/2019	$11,844	$17,135	$17,386	$13,790
12/31/2020	$13,077	$20,717	$20,585	$15,735
12/31/2021	$14,040	$26,058	$26,494	$17,345
12/31/2022	$11,504	$20,995	$21,696	$14,632
12/31/2023	$12,798	$26,545	$27,399	$16,926
12/31/2024	$13,978	$32,941	$34,254	$18,487

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.22%	3.37%	3.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
BlackRock Global Allocation Composite	9.22%	6.04%	6.34%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 642,756,286
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 507,943
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$642,756,286
# of Portfolio Holdings	14
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$507,943

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124874
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity market performance was defined by multiple expansion, resilient growth and strong fundamentals in select market leaders. U.S. equities led, powered by stronger economic growth. Japanese equities were more volatile, European equities lagged on weak growth. Long-term U.S. Treasuries were down on stickier inflation, non-U.S. developed sovereigns were challenged and credit spreads tightened.

  A broad overweight to equities and underweight to fixed income was additive, along with selection in consumer staples and utilities.

  An overweight to information technology and underweight to materials and real estate positively impacted performance.

  Within fixed income, exposure to credit, notably high yield bonds, contributed as did CMBS, to a lesser degree.

  Stock selection in consumer discretionary, communication services and industrials detracted, as well as an energy overweight.

  Exposure to Japanese Index Futures to manage regional allocation weighed on returns (notably in the second half of the year).

  Exposure to European and U.S. rate derivatives to manage duration as well as currency management (overweight JPY) detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,568	$10,069	$10,138	$9,917
12/31/2016	$9,841	$11,321	$11,351	$10,513
12/31/2017	$11,140	$13,753	$13,829	$12,169
12/31/2018	$10,334	$13,058	$13,223	$11,613
12/31/2019	$12,052	$17,135	$17,386	$13,790
12/31/2020	$13,355	$20,717	$20,585	$15,735
12/31/2021	$14,388	$26,058	$26,494	$17,345
12/31/2022	$11,830	$20,995	$21,696	$14,632
12/31/2023	$13,209	$26,545	$27,399	$16,926
12/31/2024	$14,477	$32,941	$34,254	$18,487

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	9.60%	3.73%	3.77%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
BlackRock Global Allocation Composite	9.22%	6.04%	6.34%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 642,756,286
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 507,943
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$642,756,286
# of Portfolio Holdings	14
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$507,943

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167348
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.67%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Federal Reserve began the easing cycle in September and the credit market remained strong all year. Emerging market and developed non-US equity performance was modestly positive in 2024, even after the fourth quarter sell-off.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the summer's small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,207	$9,917	$9,925	$10,379
12/31/2017	$11,630	$10,254	$10,276	$11,949
12/31/2018	$11,242	$10,268	$10,277	$11,625
12/31/2019	$13,226	$11,156	$11,173	$13,926
12/31/2020	$13,440	$11,992	$12,012	$15,419
12/31/2021	$15,094	$11,799	$11,827	$17,367
12/31/2022	$12,556	$10,266	$10,288	$14,927
12/31/2023	$13,973	$10,812	$10,857	$16,834
12/31/2024	$15,481	$10,959	$10,992	$18,715

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/2/2016
Service Class	10.79%	3.20%	5.17%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock Global Growth ETF Alloc Composite	11.18%	6.09%	7.50%

Performance Inception Date		May 02, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 446,378,952
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,115,407
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$446,378,952
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,115,407

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.9%
Fixed Income Funds	29.2%
International Equity Funds	17.8%
Money Market Funds	2.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167347
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Federal Reserve began the easing cycle in September and the credit market remained strong all year. Emerging market and developed non-US equity performance was modestly positive in 2024, even after the fourth quarter sell-off.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the summer's small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,230	$9,917	$9,925	$10,379
12/31/2017	$11,699	$10,254	$10,276	$11,949
12/31/2018	$11,347	$10,268	$10,277	$11,625
12/31/2019	$13,396	$11,156	$11,173	$13,926
12/31/2020	$13,662	$11,992	$12,012	$15,419
12/31/2021	$15,396	$11,799	$11,827	$17,367
12/31/2022	$12,853	$10,266	$10,288	$14,927
12/31/2023	$14,354	$10,812	$10,857	$16,834
12/31/2024	$15,957	$10,959	$10,992	$18,715

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/2/2016
Standard Class	11.17%	3.56%	5.54%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock Global Growth ETF Alloc Composite	11.18%	6.09%	7.50%

Performance Inception Date		May 02, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 446,378,952
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,115,407
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$446,378,952
# of Portfolio Holdings	24
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,115,407

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.9%
Fixed Income Funds	29.2%
International Equity Funds	17.8%
Money Market Funds	2.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000087493
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Inflation Protected Bond Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.13%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by varied market conditions during 2024, most notably the large shifts in the US political landscape and the steady decline in inflationary pressures following historically high levels in 2020.

  During 2024, the Fund's overweight position in rental-linked securities contributed most positively to performance, as increasing rental prices and a broad positive risk sentiment led to ongoing strong performance across 2024.

  The Fund's overweight position in agency MBS positively contributed performance, as the U.S. Federal Reserve cut rates twice in the fourth quarter.

  The Fund's long position in EU and UK rates detracted from performance, as spreads widened across the regions.

  The Fund's position in emerging market debt also detracted from performance, as ongoing fiscal and political concerns remain heightened, causing spreads to widen over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,693	$9,687	$9,968
12/31/2016	$10,013	$9,894	$10,412
12/31/2017	$10,207	$10,589	$10,659
12/31/2018	$10,209	$10,475	$10,742
12/31/2019	$10,783	$11,166	$11,407
12/31/2020	$11,324	$12,187	$12,072
12/31/2021	$11,823	$11,489	$12,755
12/31/2022	$11,238	$9,491	$12,115
12/31/2023	$11,779	$9,982	$12,786
12/31/2024	$12,059	$9,796	$13,169

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	2.38%	2.26%	1.89%
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	3.00%	2.91%	2.79%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,201,957,516
Holdings Count | Holding		265
Advisory Fees Paid, Amount		$ 5,096,646
InvestmentCompanyPortfolioTurnover		235.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,957,516
# of Portfolio Holdings	265
Portfolio Turnover Rate	235%
Total Advisory Fees Paid	$5,096,646

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	58.9%
Sovereign Bonds	39.1%
Agency Mortgage-Backed Securities	4.5%
Non-Agency Asset-Backed Securities	2.5%
Corporate Bonds	1.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Supranational Banks	0.8%
Money Market Fund	0.5%
Options	0.1%
Other	(10.1%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	57.9%
AAA	7.4%
AA	18.7%
A	3.2%
BBB	9.1%
Not Rated	3.7%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	69.5%
United Kingdom	11.6%
France	8.7%
Italy	5.7%
Japan	3.2%

Material Fund Change [Text Block]
C000087492
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Inflation Protected Bond Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$89	0.88%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by varied market conditions during 2024, most notably the large shifts in the US political landscape and the steady decline in inflationary pressures following historically high levels in 2020.

  During 2024, the Fund's overweight position in rental-linked securities contributed most positively to performance, as increasing rental prices and a broad positive risk sentiment led to ongoing strong performance across 2024.

  The Fund's overweight position in agency MBS positively contributed performance, as the U.S. Federal Reserve cut rates twice in the fourth quarter.

  The Fund's long position in EU and UK rates detracted from performance, as spreads widened across the regions.

  The Fund's position in emerging market debt also detracted from performance, as ongoing fiscal and political concerns remain heightened, causing spreads to widen over the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,718	$9,687	$9,968
12/31/2016	$10,065	$9,894	$10,412
12/31/2017	$10,284	$10,589	$10,659
12/31/2018	$10,312	$10,475	$10,742
12/31/2019	$10,920	$11,166	$11,407
12/31/2020	$11,496	$12,187	$12,072
12/31/2021	$12,033	$11,489	$12,755
12/31/2022	$11,467	$9,491	$12,115
12/31/2023	$12,049	$9,982	$12,786
12/31/2024	$12,366	$9,796	$13,169

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	2.64%	2.52%	2.15%
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	3.00%	2.91%	2.79%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,201,957,516
Holdings Count | Holding		265
Advisory Fees Paid, Amount		$ 5,096,646
InvestmentCompanyPortfolioTurnover		235.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,957,516
# of Portfolio Holdings	265
Portfolio Turnover Rate	235%
Total Advisory Fees Paid	$5,096,646

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	58.9%
Sovereign Bonds	39.1%
Agency Mortgage-Backed Securities	4.5%
Non-Agency Asset-Backed Securities	2.5%
Corporate Bonds	1.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Supranational Banks	0.8%
Money Market Fund	0.5%
Options	0.1%
Other	(10.1%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	57.9%
AAA	7.4%
AA	18.7%
A	3.2%
BBB	9.1%
Not Rated	3.7%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	69.5%
United Kingdom	11.6%
France	8.7%
Italy	5.7%
Japan	3.2%

Material Fund Change [Text Block]
C000046810
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Real Estate Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.08%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's outperformance was led predominantly by stock selection, mostly coming from the Americas region.

  At the sector level, the Fund's underweight US Triple Net, overweight US Healthcare, and underweight Japanese REITs were top contributors.

  The Fund's overweight allocation to Hong Kong Developers, Hong Kong REITs and UK Student Housing were top detractors.

  On the security level, Equinix, Agree Realty, and AvalonBay Communities were top contributors.

  Link REIT, Tritax Big Box, and Unite Group were top detractors. The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the REIT market. The U.S. elections also had a profound impact on the REIT sectors, with Lodging REITs outperforming following the election results and expectations of higher inflation. Retail REITs benefited from strong third-quarter leasing results and a major acquisition in the sector. Office REITs saw better-than-expected leasing updates during the conference season in September, while Self-Storage and Industrial REITs lagged due to negative sentiment around the declining housing market and potential for higher rates. Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,853	$9,934	$9,921
12/31/2016	$9,946	$10,721	$10,324
12/31/2017	$10,999	$13,133	$11,394
12/31/2018	$10,056	$11,909	$10,752
12/31/2019	$12,530	$15,167	$13,107
12/31/2020	$12,224	$17,546	$11,923
12/31/2021	$15,609	$21,162	$15,033
12/31/2022	$11,110	$17,287	$11,262
12/31/2023	$12,531	$21,249	$12,351
12/31/2024	$12,701	$24,978	$12,467

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.36%	0.27%	2.42%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
FTSE EPRA/NAREIT Developed Index	0.94%	(1.00%)	2.23%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 264,592,581
Holdings Count | Holding		192
Advisory Fees Paid, Amount		$ 2,005,903
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,592,581
# of Portfolio Holdings	192
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,005,903

Holdings [Text Block]

Asset Allocation

Common Stock	98.2%
Money Market Fund	1.6%
Other	0.2%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	65.0%
Japan	8.7%
Australia	5.8%
Hong Kong	4.4%
United Kingdom	3.6%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Specialized REITs	22.1%
Retail REITs	15.3%
Industrial REITs	13.3%
Real Estate Management & Development	13.1%
Residential REITs	11.6%

Material Fund Change [Text Block]
C000046809
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Real Estate Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.83%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's outperformance was led predominantly by stock selection, mostly coming from the Americas region.

  At the sector level, the Fund's underweight US Triple Net, overweight US Healthcare, and underweight Japanese REITs were top contributors.

  The Fund's overweight allocation to Hong Kong Developers, Hong Kong REITs and UK Student Housing were top detractors.

  On the security level, Equinix, Agree Realty, and AvalonBay Communities were top contributors.

  Link REIT, Tritax Big Box, and Unite Group were top detractors. The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the REIT market. The U.S. elections also had a profound impact on the REIT sectors, with Lodging REITs outperforming following the election results and expectations of higher inflation. Retail REITs benefited from strong third-quarter leasing results and a major acquisition in the sector. Office REITs saw better-than-expected leasing updates during the conference season in September, while Self-Storage and Industrial REITs lagged due to negative sentiment around the declining housing market and potential for higher rates. Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,878	$9,934	$9,921
12/31/2016	$9,995	$10,721	$10,324
12/31/2017	$11,081	$13,133	$11,394
12/31/2018	$10,156	$11,909	$10,752
12/31/2019	$12,687	$15,167	$13,107
12/31/2020	$12,407	$17,546	$11,923
12/31/2021	$15,883	$21,162	$15,033
12/31/2022	$11,333	$17,287	$11,262
12/31/2023	$12,813	$21,249	$12,351
12/31/2024	$13,020	$24,978	$12,467

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.61%	0.52%	2.67%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
FTSE EPRA/NAREIT Developed Index	0.94%	(1.00%)	2.23%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 264,592,581
Holdings Count | Holding		192
Advisory Fees Paid, Amount		$ 2,005,903
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,592,581
# of Portfolio Holdings	192
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$2,005,903

Holdings [Text Block]

Asset Allocation

Common Stock	98.2%
Money Market Fund	1.6%
Other	0.2%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	65.0%
Japan	8.7%
Australia	5.8%
Hong Kong	4.4%
United Kingdom	3.6%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Specialized REITs	22.1%
Retail REITs	15.3%
Industrial REITs	13.3%
Real Estate Management & Development	13.1%
Residential REITs	11.6%

Material Fund Change [Text Block]
C000167352
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2024, the U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Fed began the easing cycle in the summer and the credit market remained strong all year.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the September small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,527	$9,917	$9,925	$10,675
12/31/2017	$11,906	$10,254	$10,276	$12,200
12/31/2018	$11,540	$10,268	$10,277	$11,893
12/31/2019	$13,673	$11,156	$11,173	$14,570
12/31/2020	$14,080	$11,992	$12,012	$16,500
12/31/2021	$16,088	$11,799	$11,827	$19,091
12/31/2022	$13,384	$10,266	$10,288	$16,376
12/31/2023	$14,984	$10,812	$10,857	$18,681
12/31/2024	$16,937	$10,959	$10,992	$21,166

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/2/2016
Service Class	13.03%	4.38%	6.27%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock U.S. Growth ETF Alloc Composite	13.30%	7.75%	9.04%

Performance Inception Date		May 02, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 610,885,363
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 1,503,394
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$610,885,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,503,394

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.7%
Fixed Income Funds	29.0%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167351
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2024, the U.S. equity market experienced a steady rally with the S&P 500 Index reaching all-time-highs (ATH) 57 times throughout the year. The U.S. Fed began the easing cycle in the summer and the credit market remained strong all year.

  In 2024 the Fund's performance was driven by broad U.S. large-cap equities, with IVV being the largest contributor to return. The U.S. Min Vol strategy also performed well, and was the second largest contributor to return. Mid-cap and small-cap U.S. equities had positive returns but underperformed U.S. large-cap, even after the September small-cap rally.

  The lowest contributors to performance in 2024 were mortgage-backed securities, U.S. Treasury and U.S. investment grade although all contributed positively.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,552	$9,917	$9,925	$10,675
12/31/2017	$11,975	$10,254	$10,276	$12,200
12/31/2018	$11,647	$10,268	$10,277	$11,893
12/31/2019	$13,848	$11,156	$11,173	$14,570
12/31/2020	$14,311	$11,992	$12,012	$16,500
12/31/2021	$16,409	$11,799	$11,827	$19,091
12/31/2022	$13,699	$10,266	$10,288	$16,376
12/31/2023	$15,391	$10,812	$10,857	$18,681
12/31/2024	$17,457	$10,959	$10,992	$21,166

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/2/2016
Standard Class	13.42%	4.74%	6.64%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.06%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.10%
BlackRock U.S. Growth ETF Alloc Composite	13.30%	7.75%	9.04%

Performance Inception Date		May 02, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 610,885,363
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 1,503,394
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$610,885,363
# of Portfolio Holdings	12
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,503,394

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.7%
Fixed Income Funds	29.0%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007723
Shareholder Report [Line Items]
Fund Name		LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.91%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,109	$10,069	$10,567
12/31/2016	$9,951	$11,321	$11,314
12/31/2017	$12,520	$13,753	$14,733
12/31/2018	$11,951	$13,058	$14,510
12/31/2019	$14,298	$17,135	$19,790
12/31/2020	$17,659	$20,717	$27,408
12/31/2021	$23,050	$26,058	$34,971
12/31/2022	$16,846	$20,995	$24,782
12/31/2023	$22,543	$26,545	$35,358
12/31/2024	$29,325	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	30.09%	15.45%	11.36%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,796,702,905
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 10,543,321
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,796,702,905
# of Portfolio Holdings	122
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$10,543,321

Holdings [Text Block]

Asset Allocation

Common Stock	94.3%
Money Market Fund	4.6%
Rights	0.0%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.2%
Software	14.6%
Interactive Media & Services	11.8%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.5%

Material Fund Change [Text Block]
C000007722
Shareholder Report [Line Items]
Fund Name		LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.66%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,134	$10,069	$9,999
12/31/2016	$10,001	$11,321	$11,314
12/31/2017	$12,614	$13,753	$14,733
12/31/2018	$12,070	$13,058	$14,510
12/31/2019	$14,476	$17,135	$19,790
12/31/2020	$17,924	$20,717	$27,408
12/31/2021	$23,455	$26,058	$34,971
12/31/2022	$17,185	$20,995	$24,782
12/31/2023	$23,054	$26,545	$35,358
12/31/2024	$30,065	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	30.41%	15.74%	11.64%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,796,702,905
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 10,543,321
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,796,702,905
# of Portfolio Holdings	122
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$10,543,321

Holdings [Text Block]

Asset Allocation

Common Stock	94.3%
Money Market Fund	4.6%
Rights	0.0%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.2%
Software	14.6%
Interactive Media & Services	11.8%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.5%

Material Fund Change [Text Block]
C000043860
Shareholder Report [Line Items]
Fund Name		LVIP Blended Mid Cap Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.97%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,556	$10,069	$9,980
12/31/2016	$9,748	$11,321	$10,711
12/31/2017	$12,208	$13,753	$13,418
12/31/2018	$12,224	$13,058	$12,780
12/31/2019	$15,231	$17,135	$17,314
12/31/2020	$19,404	$20,717	$23,475
12/31/2021	$21,926	$26,058	$26,463
12/31/2022	$16,718	$20,995	$19,392
12/31/2023	$19,636	$26,545	$24,408
12/31/2024	$23,352	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	18.93%	8.92%	8.85%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 798,589,862
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 5,303,598
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$798,589,862
# of Portfolio Holdings	318
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,303,598

Holdings [Text Block]

Asset Allocation

Common Stock	96.2%
Money Market Fund	3.0%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.2%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	16.3%
Capital Markets	9.0%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.8%
Aerospace & Defense	4.5%

Material Fund Change [Text Block]
C000043859
Shareholder Report [Line Items]
Fund Name		LVIP Blended Mid Cap Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.72%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2024, underweight allocations to lower quality and/or more cyclically oriented equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,580	$10,069	$9,980
12/31/2016	$9,797	$11,321	$10,711
12/31/2017	$12,301	$13,753	$13,418
12/31/2018	$12,345	$13,058	$12,780
12/31/2019	$15,421	$17,135	$17,314
12/31/2020	$19,694	$20,717	$23,475
12/31/2021	$22,311	$26,058	$26,463
12/31/2022	$17,053	$20,995	$19,392
12/31/2023	$20,080	$26,545	$24,408
12/31/2024	$23,941	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	19.23%	9.20%	9.12%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 798,589,862
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 5,303,598
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$798,589,862
# of Portfolio Holdings	318
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,303,598

Holdings [Text Block]

Asset Allocation

Common Stock	96.2%
Money Market Fund	3.0%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.2%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	16.3%
Capital Markets	9.0%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.8%
Aerospace & Defense	4.5%

Material Fund Change [Text Block]
C000236984
Shareholder Report [Line Items]
Fund Name		LVIP Channing Small Cap Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.12%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund was driven by a market that favored stocks with higher market capitalizations, growth and profitability as investors adjusted to a more protracted easing cycle by the U.S. Federal Reserve. While both sector allocation and stock selection were positive for the year, performance was primarily driven by stock selection. The top 3 contributing sectors to relative performance via stock selection were Financials, Health Care, and Consumer Discretionary.

  The highest contributing names, respectively, were Evercore, Integer Holdings and OneSpaWorld. The 3 sectors that detracted the most to relative performance were Communication Services, Consumer Staples, and Information Technology

  The largest individual detractors respectively were NextStar Media, Darling Ingredients (sold) and IPG Photonics (sold). The Fund's focus on high quality companies with significant intrinsic value coupled with strong earnings results relative to expectations drove outperformance relative to the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,563	$9,754	$9,840
12/31/2023	$11,442	$12,332	$11,281
12/31/2024	$12,653	$15,303	$12,190

Average Annual Return [Table Text Block]
	1 year	Since Inception 7/25/2022
Service Class	10.58%	10.11%
Morningstar US Market Index	24.09%	19.06%
Russell 2000® Value Index	8.05%	8.46%

Performance Inception Date		Jul. 25, 2022
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 103,267,870
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 801,032
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,267,870
# of Portfolio Holdings	45
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$801,032

Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.7%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	14.3%
Capital Markets	10.1%
Electronic Equipment, Instruments & Components	7.4%
Commercial Services & Supplies	5.0%
Machinery	4.8%

Material Fund Change [Text Block]
C000236983
Shareholder Report [Line Items]
Fund Name		LVIP Channing Small Cap Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund was driven by a market that favored stocks with higher market capitalizations, growth and profitability as investors adjusted to a more protracted easing cycle by the U.S. Federal Reserve. While both sector allocation and stock selection were positive for the year, performance was primarily driven by stock selection. The top 3 contributing sectors to relative performance via stock selection were Financials, Health Care, and Consumer Discretionary.

  The highest contributing names, respectively, were Evercore, Integer Holdings and OneSpaWorld. The 3 sectors that detracted the most to relative performance were Communication Services, Consumer Staples, and Information Technology

  The largest individual detractors respectively were NextStar Media, Darling Ingredients (sold) and IPG Photonics (sold). The Fund's focus on high quality companies with significant intrinsic value coupled with strong earnings results relative to expectations drove outperformance relative to the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,572	$9,754	$9,840
12/31/2023	$11,480	$12,332	$11,281
12/31/2024	$12,726	$15,303	$12,190

Average Annual Return [Table Text Block]
	1 year	Since Inception 7/25/2022
Standard Class	10.85%	10.37%
Morningstar US Market Index	24.09%	19.06%
Russell 2000® Value Index	8.05%	8.46%

Performance Inception Date		Jul. 25, 2022
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 103,267,870
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 801,032
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,267,870
# of Portfolio Holdings	45
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$801,032

Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.7%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	14.3%
Capital Markets	10.1%
Electronic Equipment, Instruments & Components	7.4%
Commercial Services & Supplies	5.0%
Machinery	4.8%

Material Fund Change [Text Block]
C000131268
Shareholder Report [Line Items]
Fund Name		LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.01%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2024, but underperformed the S&P 500 Index. U.S. economy, declining inflation, continued enthusiasm for AI and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher. Strong returns for AI-stocks in the first half of the year broadened to also include cyclical financials, industrials and utilities. At year-end investors focused on market turbulence due to elevated valuations and policy change with the new administration. Both stock selection and sector allocation decisions negatively impacted relative returns.

  The largest detractor from relative returns was stock selection, especially in the Health Care sector.

  Sector allocation decisions also detracted, due primarily to an overweight to the Materials sector.

  Underweights to Tesla, Inc. and Amazon.com, Inc., both benchmark outperformers, detracted from relative performance.

  The largest contributor to relative returns was stock selection in the Utilities, Consumer Staples and Materials sectors.

  Holding AppLovin Corp., not included in the S&P 500 Index, was the leading security-level contributor to relative performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,576	$10,069	$10,138
12/31/2016	$10,405	$11,321	$11,351
12/31/2017	$12,549	$13,753	$13,829
12/31/2018	$12,155	$13,058	$13,223
12/31/2019	$14,456	$17,135	$17,386
12/31/2020	$16,545	$20,717	$20,585
12/31/2021	$20,122	$26,058	$26,494
12/31/2022	$16,553	$20,995	$21,696
12/31/2023	$20,212	$26,545	$27,399
12/31/2024	$24,630	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	21.86%	11.25%	9.43%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 475,078,751
Holdings Count | Holding		172
Advisory Fees Paid, Amount		$ 3,008,613
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,078,751
# of Portfolio Holdings	172
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,008,613

Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Money Market Fund	5.3%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	11.2%
Semiconductors & Semiconductor Equipment	8.9%
Interactive Media & Services	6.4%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.2%

Material Fund Change [Text Block]
C000131267
Shareholder Report [Line Items]
Fund Name		LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.66%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2024, but underperformed the S&P 500 Index. U.S. economy, declining inflation, continued enthusiasm for AI and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher. Strong returns for AI-stocks in the first half of the year broadened to also include cyclical financials, industrials and utilities. At year-end investors focused on market turbulence due to elevated valuations and policy change with the new administration. Both stock selection and sector allocation decisions negatively impacted relative returns.

  The largest detractor from relative returns was stock selection, especially in the Health Care sector.

  Sector allocation decisions also detracted, due primarily to an overweight to the Materials sector.

  Underweights to Tesla, Inc. and Amazon.com, Inc., both benchmark outperformers, detracted from relative performance.

  The largest contributor to relative returns was stock selection in the Utilities, Consumer Staples and Materials sectors.

  Holding AppLovin Corp., not included in the S&P 500 Index, was the leading security-level contributor to relative performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,610	$10,069	$10,138
12/31/2016	$10,478	$11,321	$11,351
12/31/2017	$12,682	$13,753	$13,829
12/31/2018	$12,326	$13,058	$13,223
12/31/2019	$14,715	$17,135	$17,386
12/31/2020	$16,901	$20,717	$20,585
12/31/2021	$20,627	$26,058	$26,494
12/31/2022	$17,028	$20,995	$21,696
12/31/2023	$20,865	$26,545	$27,399
12/31/2024	$25,516	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	22.29%	11.64%	9.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 475,078,751
Holdings Count | Holding		172
Advisory Fees Paid, Amount		$ 3,008,613
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,078,751
# of Portfolio Holdings	172
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$3,008,613

Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Money Market Fund	5.3%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	11.2%
Semiconductors & Semiconductor Equipment	8.9%
Interactive Media & Services	6.4%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.2%

Material Fund Change [Text Block]
C000153125
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Core Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.87%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year but trailed both the U.S. and emerging markets. Small cap stocks underperformed large cap while value stocks outperformed growth within both large and small caps. High profitability stocks also underperformed low profitability within both large and small caps. At the Fund level, the Fund underperformed the MSCI World ex USA Index for the period.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Additionally, the Fund's emphasis on high profitability stocks detracted from relative performance.

  Conversely, the Fund's emphasis on value stocks contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,067	$8,850	$8,951
12/31/2016	$9,451	$9,332	$9,197
12/31/2017	$12,004	$11,887	$11,423
12/31/2018	$9,873	$10,202	$9,813
12/31/2019	$11,899	$12,402	$12,020
12/31/2020	$12,686	$13,788	$12,932
12/31/2021	$14,327	$14,947	$14,565
12/31/2022	$12,373	$12,534	$12,484
12/31/2023	$14,318	$14,488	$14,723
12/31/2024	$14,721	$15,236	$15,415

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Service Class	2.81%	4.35%	4.08%
Morningstar Global Markets ex-US Index	5.16%	4.20%	4.45%
MSCI World ex USA Index (net dividends)	4.70%	5.10%	4.58%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 705,540,627
Holdings Count | Holding		4,123
Advisory Fees Paid, Amount		$ 3,280,593
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$705,540,627
# of Portfolio Holdings	4,123
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,280,593

Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Money Market Fund	0.8%
Preferred Stocks	0.4%
Warrants	0.0%
Rights	0.0%
Convertible Preferred Stocks	0.0%
Other	0.1%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	23.1%
United Kingdom	11.6%
Canada	11.5%
Germany	7.7%
Switzerland	7.6%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	6.9%
Insurance	5.2%
Pharmaceuticals	4.8%
Metals & Mining	4.6%

Material Fund Change [Text Block]
C000153124
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Core Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$63	0.62%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year but trailed both the U.S. and emerging markets. Small cap stocks underperformed large cap while value stocks outperformed growth within both large and small caps. High profitability stocks also underperformed low profitability within both large and small caps. At the Fund level, the Fund underperformed the MSCI World ex USA Index for the period.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Additionally, the Fund's emphasis on high profitability stocks detracted from relative performance.

  Conversely, the Fund's emphasis on value stocks contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,082	$8,850	$8,951
12/31/2016	$9,491	$9,332	$9,197
12/31/2017	$12,088	$11,887	$11,423
12/31/2018	$9,966	$10,202	$9,813
12/31/2019	$12,044	$12,402	$12,020
12/31/2020	$12,871	$13,788	$12,932
12/31/2021	$14,572	$14,947	$14,565
12/31/2022	$12,616	$12,534	$12,484
12/31/2023	$14,637	$14,488	$14,723
12/31/2024	$15,085	$15,236	$15,415

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Standard Class	3.06%	4.61%	4.34%
Morningstar Global Markets ex-US Index	5.16%	4.20%	4.45%
MSCI World ex USA Index (net dividends)	4.70%	5.10%	4.58%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 705,540,627
Holdings Count | Holding		4,123
Advisory Fees Paid, Amount		$ 3,280,593
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$705,540,627
# of Portfolio Holdings	4,123
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,280,593

Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Money Market Fund	0.8%
Preferred Stocks	0.4%
Warrants	0.0%
Rights	0.0%
Convertible Preferred Stocks	0.0%
Other	0.1%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	23.1%
United Kingdom	11.6%
Canada	11.5%
Germany	7.7%
Switzerland	7.6%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	6.9%
Insurance	5.2%
Pharmaceuticals	4.8%
Metals & Mining	4.6%

Material Fund Change [Text Block]
C000099225
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.57%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Dimensional International Equity Managed Volatility Fund predominately invests in non-U.S. developed market equities, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  During the calendar year 2024, the equity sleeve’s bias towards small cap stocks and lessor exposure to emerging markets stocks, which outperformed their developed market counterparts, detracted from relative performance versus the benchmark.

  Conversely, a bias towards value-oriented stocks benefitted relative performance, as value stocks outperformed growth stocks during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,579	$9,635	$9,434
12/31/2016	$9,744	$10,160	$9,858
12/31/2017	$12,262	$12,941	$12,538
12/31/2018	$10,265	$11,107	$10,759
12/31/2019	$11,961	$13,502	$13,073
12/31/2020	$11,165	$15,010	$14,466
12/31/2021	$12,849	$16,273	$15,597
12/31/2022	$11,387	$13,646	$13,101
12/31/2023	$13,255	$15,772	$15,147
12/31/2024	$13,842	$16,587	$15,985

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	4.43%	2.96%	3.30%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 557,678,492
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 1,442,454
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$557,678,492
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,442,454

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099224
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.32%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Dimensional International Equity Managed Volatility Fund predominately invests in non-U.S. developed market equities, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  During the calendar year 2024, the equity sleeve’s bias towards small cap stocks and lessor exposure to emerging markets stocks, which outperformed their developed market counterparts, detracted from relative performance versus the benchmark.

  Conversely, a bias towards value-oriented stocks benefitted relative performance, as value stocks outperformed growth stocks during the period.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,603	$9,635	$9,434
12/31/2016	$9,793	$10,160	$9,858
12/31/2017	$12,354	$12,941	$12,538
12/31/2018	$10,367	$11,107	$10,759
12/31/2019	$12,111	$13,502	$13,073
12/31/2020	$11,333	$15,010	$14,466
12/31/2021	$13,075	$16,273	$15,597
12/31/2022	$11,617	$13,646	$13,101
12/31/2023	$13,556	$15,772	$15,147
12/31/2024	$14,192	$16,587	$15,985

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	4.69%	3.22%	3.56%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 557,678,492
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 1,442,454
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$557,678,492
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,442,454

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007733
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 1 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.74%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,766	$10,069	$10,048
12/31/2016	$11,134	$11,321	$11,327
12/31/2017	$13,411	$13,753	$13,721
12/31/2018	$12,391	$13,058	$13,002
12/31/2019	$16,066	$17,135	$17,035
12/31/2020	$18,636	$20,717	$20,593
12/31/2021	$23,686	$26,058	$25,877
12/31/2022	$20,004	$20,995	$20,907
12/31/2023	$24,477	$26,545	$26,334
12/31/2024	$29,457	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	20.35%	12.89%	11.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,664,360,281
Holdings Count | Holding		2,154
Advisory Fees Paid, Amount		$ 5,311,630
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,360,281
# of Portfolio Holdings	2,154
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,311,630

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.0%
Software	7.5%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.1%
Interactive Media & Services	4.8%

Material Fund Change [Text Block]
C000007732
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 1 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.39%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,800	$10,069	$10,048
12/31/2016	$11,212	$11,321	$11,327
12/31/2017	$13,552	$13,753	$13,721
12/31/2018	$12,564	$13,058	$13,002
12/31/2019	$16,347	$17,135	$17,035
12/31/2020	$19,028	$20,717	$20,593
12/31/2021	$24,269	$26,058	$25,877
12/31/2022	$20,569	$20,995	$20,907
12/31/2023	$25,255	$26,545	$26,334
12/31/2024	$30,501	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	20.77%	13.29%	11.80%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,664,360,281
Holdings Count | Holding		2,154
Advisory Fees Paid, Amount		$ 5,311,630
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,360,281
# of Portfolio Holdings	2,154
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,311,630

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.0%
Software	7.5%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.1%
Interactive Media & Services	4.8%

Material Fund Change [Text Block]
C000153123
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 2 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.74%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,464	$9,842	$9,826
12/31/2016	$11,023	$11,066	$11,077
12/31/2017	$13,008	$13,443	$13,418
12/31/2018	$11,726	$12,764	$12,714
12/31/2019	$15,069	$16,749	$16,658
12/31/2020	$17,336	$20,250	$20,138
12/31/2021	$22,096	$25,471	$25,305
12/31/2022	$18,975	$20,522	$20,445
12/31/2023	$23,026	$25,947	$25,752
12/31/2024	$27,207	$32,198	$31,883

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Service Class	18.16%	12.54%	10.90%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 3000® Index	23.81%	13.86%	12.74%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 889,127,662
Holdings Count | Holding		2,380
Advisory Fees Paid, Amount		$ 3,801,375
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$889,127,662
# of Portfolio Holdings	2,380
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,801,375

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	7.9%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.7%
Banks	5.5%
Interactive Media & Services	4.4%

Material Fund Change [Text Block]
C000153122
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 2 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.49%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small cap stocks underperforming large cap stocks and value stocks underperforming growth stocks, while high profitability stocks outperformed their low profitability counterparts overall. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period.

  The Fund's emphasis on stocks with smaller market capitalizations was the primary driver of underperformance.

  The Fund's emphasis on value stocks also detracted from relative performance. Conversely, the Fund's exclusion of REITs contributed positively to relative performance as REITs underperformed the Russell 3000 Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
5/1/2015	$10,000	$10,000	$10,000
12/31/2015	$9,479	$9,842	$9,826
12/31/2016	$11,068	$11,066	$11,077
12/31/2017	$13,094	$13,443	$13,418
12/31/2018	$11,832	$12,764	$12,714
12/31/2019	$15,242	$16,749	$16,658
12/31/2020	$17,580	$20,250	$20,138
12/31/2021	$22,462	$25,471	$25,305
12/31/2022	$19,338	$20,522	$20,445
12/31/2023	$23,525	$25,947	$25,752
12/31/2024	$27,866	$32,198	$31,883

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Standard Class	18.45%	12.83%	11.18%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 3000® Index	23.81%	13.86%	12.74%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 889,127,662
Holdings Count | Holding		2,380
Advisory Fees Paid, Amount		$ 3,801,375
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$889,127,662
# of Portfolio Holdings	2,380
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,801,375

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Fund	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	7.9%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.7%
Banks	5.5%
Interactive Media & Services	4.4%

Material Fund Change [Text Block]
C000099223
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.55%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2024, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,216	$10,069	$10,048
12/31/2016	$10,216	$11,321	$11,327
12/31/2017	$12,144	$13,753	$13,721
12/31/2018	$11,170	$13,058	$13,002
12/31/2019	$13,323	$17,135	$17,035
12/31/2020	$15,323	$20,717	$20,593
12/31/2021	$19,518	$26,058	$25,877
12/31/2022	$16,609	$20,995	$20,907
12/31/2023	$20,204	$26,545	$26,334
12/31/2024	$24,317	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	20.36%	12.79%	9.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 960,640,498
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 2,448,830
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$960,640,498
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,448,830

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099222
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.30%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2024, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,239	$10,069	$10,048
12/31/2016	$10,267	$11,321	$11,327
12/31/2017	$12,235	$13,753	$13,721
12/31/2018	$11,282	$13,058	$13,002
12/31/2019	$13,491	$17,135	$17,035
12/31/2020	$15,554	$20,717	$20,593
12/31/2021	$19,861	$26,058	$25,877
12/31/2022	$16,945	$20,995	$20,907
12/31/2023	$20,664	$26,545	$26,334
12/31/2024	$24,931	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	20.65%	13.07%	9.57%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 960,640,498
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 2,448,830
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$960,640,498
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,448,830

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124879
Shareholder Report [Line Items]
Fund Name		LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Select Core Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.45%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2024, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024, as the broad market index futures lagged growth style in the underlying fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,485	$10,069	$10,138
12/31/2016	$10,075	$11,321	$11,351
12/31/2017	$11,951	$13,753	$13,829
12/31/2018	$11,212	$13,058	$13,223
12/31/2019	$13,412	$17,135	$17,386
12/31/2020	$16,073	$20,717	$20,585
12/31/2021	$20,339	$26,058	$26,494
12/31/2022	$16,434	$20,995	$21,696
12/31/2023	$20,511	$26,545	$27,399
12/31/2024	$26,089	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	27.19%	14.23%	10.06%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 520,518,027
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 394,352
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,518,027
# of Portfolio Holdings	5
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$394,352

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124878
Shareholder Report [Line Items]
Fund Name		LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Select Core Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2024, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024, as the broad market index futures lagged growth style in the underlying fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,519	$10,069	$10,138
12/31/2016	$10,146	$11,321	$11,351
12/31/2017	$12,077	$13,753	$13,829
12/31/2018	$11,371	$13,058	$13,223
12/31/2019	$13,650	$17,135	$17,386
12/31/2020	$16,416	$20,717	$20,585
12/31/2021	$20,845	$26,058	$26,494
12/31/2022	$16,900	$20,995	$21,696
12/31/2023	$21,168	$26,545	$27,399
12/31/2024	$27,018	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	27.63%	14.63%	10.45%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 520,518,027
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 394,352
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,518,027
# of Portfolio Holdings	5
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$394,352

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043868
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a strong double digit return, but underperformed the MSCI World Index. Stock selection, sector allocation and regional decisions all negatively impacted relative return. The largest detractor from relative return was stock selection in the U.S., especially in Information Technology. Stock selection also detracted in the Consumer Discretionary sector, but added value in Industrials, Financials and Real Estate. Outperformance of the Information Technology in the MSCI World Index was a major headwind as the Fund was underweight the sector.

  From a security perspective, underweighting NVIDIA, Meta and Tesla, all significant outperformers in the MSCI World Index for the year, were major detractors from relative return.

  From a regional allocation perspective, overweighting Europe detracted while underweighting Australia, New Zealand and Canada added value.

  Owning Taiwan Semiconductor Manufacturing Co. Ltd., which is not in the MSCI World Index, was the leading security level contributor.

  Overweighting Hitachi Ltd. and Delta Airlines Inc. also added value as all three had above benchmark returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,174	$9,934	$9,913
12/31/2016	$9,373	$10,721	$10,657
12/31/2017	$11,351	$13,133	$13,045
12/31/2018	$10,288	$11,909	$11,908
12/31/2019	$11,575	$15,167	$15,203
12/31/2020	$13,008	$17,546	$17,621
12/31/2021	$15,223	$21,162	$21,465
12/31/2022	$13,354	$17,287	$17,571
12/31/2023	$15,617	$21,249	$21,751
12/31/2024	$17,532	$24,978	$25,812

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.26%	8.66%	5.78%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
MSCI World Index (net dividends)	18.67%	11.17%	9.95%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 940,716,181
Holdings Count | Holding		317
Advisory Fees Paid, Amount		$ 6,222,991
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,716,181
# of Portfolio Holdings	317
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,222,991

Holdings [Text Block]

Asset Allocation

Common Stock	92.9%
Money Market Fund	6.4%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	60.4%
United Kingdom	8.0%
Germany	3.4%
France	3.4%
Japan	3.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Banks	8.0%
Software	7.7%
Oil, Gas & Consumable Fuels	4.3%
Health Care Providers & Services	4.2%

Material Fund Change [Text Block]
C000043867
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.72%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted a strong double digit return, but underperformed the MSCI World Index. Stock selection, sector allocation and regional decisions all negatively impacted relative return. The largest detractor from relative return was stock selection in the U.S., especially in Information Technology. Stock selection also detracted in the Consumer Discretionary sector, but added value in Industrials, Financials and Real Estate. Outperformance of the Information Technology in the MSCI World Index was a major headwind as the Fund was underweight the sector.

  From a security perspective, underweighting NVIDIA, Meta and Tesla, all significant outperformers in the MSCI World Index for the year, were major detractors from relative return.

  From a regional allocation perspective, overweighting Europe detracted while underweighting Australia, New Zealand and Canada added value.

  Owning Taiwan Semiconductor Manufacturing Co. Ltd., which is not in the MSCI World Index, was the leading security level contributor.

  Overweighting Hitachi Ltd. and Delta Airlines Inc. also added value as all three had above benchmark returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,198	$9,934	$9,913
12/31/2016	$9,420	$10,721	$10,657
12/31/2017	$11,436	$13,133	$13,045
12/31/2018	$10,391	$11,909	$11,908
12/31/2019	$11,720	$15,167	$15,203
12/31/2020	$13,205	$17,546	$17,621
12/31/2021	$15,492	$21,162	$21,465
12/31/2022	$13,624	$17,287	$17,571
12/31/2023	$15,972	$21,249	$21,751
12/31/2024	$17,976	$24,978	$25,812

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	12.54%	8.93%	6.04%
Morningstar Developed Markets Index	17.55%	10.49%	9.59%
MSCI World Index (net dividends)	18.67%	11.17%	9.95%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 940,716,181
Holdings Count | Holding		317
Advisory Fees Paid, Amount		$ 6,222,991
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,716,181
# of Portfolio Holdings	317
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,222,991

Holdings [Text Block]

Asset Allocation

Common Stock	92.9%
Money Market Fund	6.4%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	60.4%
United Kingdom	8.0%
Germany	3.4%
France	3.4%
Japan	3.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Banks	8.0%
Software	7.7%
Oil, Gas & Consumable Fuels	4.3%
Health Care Providers & Services	4.2%

Material Fund Change [Text Block]
C000062038
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.71%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark. Stock selection drove relative performance, led by the industrials, materials and real estate sectors. Sector allocations also contributed to relative results, albeit modestly.

  The largest individual contributors to relative performance were overweight allocations to United Arab Emirates-based real estate development company Emaar Properties, Chinese automobile manufacturer Geely Automobile Holdings and South Korea-based bank KB Financial Group.

  The largest individual detractors from performance were overweight allocations to India-based paint manufacturer and distributor Asian Paints, along with an underweight allocations to Chinese smartphone and smart device maker Xiaomi and Taiwan Semiconductor Manufacturing.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,275	$8,651	$8,508
12/31/2016	$9,529	$9,600	$9,460
12/31/2017	$11,770	$13,009	$12,987
12/31/2018	$10,294	$11,250	$11,095
12/31/2019	$11,050	$13,289	$13,139
12/31/2020	$11,316	$15,735	$15,544
12/31/2021	$12,279	$15,682	$15,149
12/31/2022	$10,799	$12,817	$12,105
12/31/2023	$11,854	$14,293	$13,295
12/31/2024	$12,877	$15,300	$14,293

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	8.64%	3.11%	2.56%
Morningstar Emerging Markets Index	7.05%	2.86%	4.36%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	3.64%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 514,939,067
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 1,678,054
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$514,939,067
# of Portfolio Holdings	318
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,678,054

Holdings [Text Block]

Asset Allocation

Common Stock	96.7%
Money Market Fund	1.9%
Preferred Stocks	1.8%
Other	(0.4%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
China	26.2%
Taiwan	19.6%
India	18.3%
Republic of Korea	9.0%
Brazil	4.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	15.7%
Semiconductors & Semiconductor Equipment	15.1%
Interactive Media & Services	5.1%
Broadline Retail	3.8%
Metals & Mining	3.6%

Material Fund Change [Text Block]
C000062037
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark. Stock selection drove relative performance, led by the industrials, materials and real estate sectors. Sector allocations also contributed to relative results, albeit modestly.

  The largest individual contributors to relative performance were overweight allocations to United Arab Emirates-based real estate development company Emaar Properties, Chinese automobile manufacturer Geely Automobile Holdings and South Korea-based bank KB Financial Group.

  The largest individual detractors from performance were overweight allocations to India-based paint manufacturer and distributor Asian Paints, along with an underweight allocations to Chinese smartphone and smart device maker Xiaomi and Taiwan Semiconductor Manufacturing.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,296	$8,651	$8,508
12/31/2016	$9,576	$9,600	$9,460
12/31/2017	$11,858	$13,009	$12,987
12/31/2018	$10,399	$11,250	$11,095
12/31/2019	$11,190	$13,289	$13,139
12/31/2020	$11,487	$15,735	$15,544
12/31/2021	$12,496	$15,682	$15,149
12/31/2022	$11,018	$12,817	$12,105
12/31/2023	$12,124	$14,293	$13,295
12/31/2024	$13,203	$15,300	$14,293

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.90%	3.36%	2.82%
Morningstar Emerging Markets Index	7.05%	2.86%	4.36%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	3.64%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 514,939,067
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 1,678,054
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$514,939,067
# of Portfolio Holdings	318
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,678,054

Holdings [Text Block]

Asset Allocation

Common Stock	96.7%
Money Market Fund	1.9%
Preferred Stocks	1.8%
Other	(0.4%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
China	26.2%
Taiwan	19.6%
India	18.3%
Republic of Korea	9.0%
Brazil	4.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	15.7%
Semiconductors & Semiconductor Equipment	15.1%
Interactive Media & Services	5.1%
Broadline Retail	3.8%
Metals & Mining	3.6%

Material Fund Change [Text Block]
C000062035
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.65%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the MSCI EAFE Index. The consumer discretionary, consumer staples and industrials sectors were the largest contributors to relative results, due mainly to stock selection. In contrast, security selection in the materials and health care sectors detracted, as did an overweight to materials.

  The largest individual relative contributors during the period were overweight allocations to UK-based global bank Barclays and British private equity and venture capital company 3i Group, and an underweight allocation to Swiss food conglomerate Nestle.

  The largest individual detractors from relative performance during the period were overweight allocations to Australian metal and mining companies Fortescue and BHP Group, and an underweight in German software company SAP.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,547	$9,818	$9,919
12/31/2016	$10,450	$10,096	$10,018
12/31/2017	$12,880	$12,611	$12,526
12/31/2018	$10,891	$10,797	$10,798
12/31/2019	$12,539	$13,252	$13,176
12/31/2020	$11,996	$14,370	$14,205
12/31/2021	$13,540	$16,121	$15,805
12/31/2022	$12,559	$13,660	$13,521
12/31/2023	$14,898	$16,017	$15,987
12/31/2024	$15,421	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	3.51%	4.22%	4.43%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 868,242,277
Holdings Count | Holding		268
Advisory Fees Paid, Amount		$ 2,589,528
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$868,242,277
# of Portfolio Holdings	268
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$2,589,528

Holdings [Text Block]

Asset Allocation

Common Stock	96.9%
Money Market Fund	2.3%
Preferred Stocks	0.3%
Other	0.5%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	22.0%
United Kingdom	14.8%
France	9.1%
Switzerland	8.7%
Germany	8.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.6%
Insurance	5.7%
Capital Markets	4.0%
Chemicals	3.7%

Material Fund Change [Text Block]
C000062036
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the MSCI EAFE Index. The consumer discretionary, consumer staples and industrials sectors were the largest contributors to relative results, due mainly to stock selection. In contrast, security selection in the materials and health care sectors detracted, as did an overweight to materials.

  The largest individual relative contributors during the period were overweight allocations to UK-based global bank Barclays and British private equity and venture capital company 3i Group, and an underweight allocation to Swiss food conglomerate Nestle.

  The largest individual detractors from relative performance during the period were overweight allocations to Australian metal and mining companies Fortescue and BHP Group, and an underweight in German software company SAP.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,570	$9,818	$9,919
12/31/2016	$10,501	$10,096	$10,018
12/31/2017	$12,977	$12,611	$12,526
12/31/2018	$11,000	$10,797	$10,798
12/31/2019	$12,697	$13,252	$13,176
12/31/2020	$12,176	$14,370	$14,205
12/31/2021	$13,779	$16,121	$15,805
12/31/2022	$12,812	$13,660	$13,521
12/31/2023	$15,237	$16,017	$15,987
12/31/2024	$15,810	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	3.76%	4.48%	4.69%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 868,242,277
Holdings Count | Holding		268
Advisory Fees Paid, Amount		$ 2,589,528
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$868,242,277
# of Portfolio Holdings	268
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$2,589,528

Holdings [Text Block]

Asset Allocation

Common Stock	96.9%
Money Market Fund	2.3%
Preferred Stocks	0.3%
Other	0.5%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	22.0%
United Kingdom	14.8%
France	9.1%
Switzerland	8.7%
Germany	8.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.6%
Insurance	5.7%
Capital Markets	4.0%
Chemicals	3.7%

Material Fund Change [Text Block]
C000062032
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.61%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the S&P 500® Index, as stock selection drove relative performance. The Fund’s sector allocations also contributed to relative results. The information technology, consumer discretionary and utilities sectors were the largest contributors to relative returns, due to stock selection. Conversely, the financials and materials sectors modestly weighed on relative performance, due to security selection in financials and an overweight allocation to and security selection within materials.

  The largest contributors to relative returns were an off-benchmark position in mobile app technology company AppLovin, an overweight in power generation company Vistra and an underweight in computer products and services designer and developer Intel.

  The largest detractors from relative returns were overweight allocations to global media company Comcast, pet healthcare company IDEXX Laboratories and oil and gas exploration company Devon Energy.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,509	$10,069	$10,138
12/31/2016	$11,527	$11,321	$11,351
12/31/2017	$13,656	$13,753	$13,829
12/31/2018	$12,108	$13,058	$13,223
12/31/2019	$15,376	$17,135	$17,386
12/31/2020	$15,795	$20,717	$20,585
12/31/2021	$20,777	$26,058	$26,494
12/31/2022	$18,658	$20,995	$21,696
12/31/2023	$21,847	$26,545	$27,399
12/31/2024	$27,893	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	27.68%	12.65%	10.80%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,742,969,245
Holdings Count | Holding		264
Advisory Fees Paid, Amount		$ 5,044,570
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,742,969,245
# of Portfolio Holdings	264
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,044,570

Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	9.8%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	7.4%
Capital Markets	3.9%

Material Fund Change [Text Block]
C000062031
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.36%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the S&P 500® Index, as stock selection drove relative performance. The Fund’s sector allocations also contributed to relative results. The information technology, consumer discretionary and utilities sectors were the largest contributors to relative returns, due to stock selection. Conversely, the financials and materials sectors modestly weighed on relative performance, due to security selection in financials and an overweight allocation to and security selection within materials.

  The largest contributors to relative returns were an off-benchmark position in mobile app technology company AppLovin, an overweight in power generation company Vistra and an underweight in computer products and services designer and developer Intel.

  The largest detractors from relative returns were overweight allocations to global media company Comcast, pet healthcare company IDEXX Laboratories and oil and gas exploration company Devon Energy.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,533	$10,069	$10,138
12/31/2016	$11,585	$11,321	$11,351
12/31/2017	$13,758	$13,753	$13,829
12/31/2018	$12,230	$13,058	$13,223
12/31/2019	$15,568	$17,135	$17,386
12/31/2020	$16,033	$20,717	$20,585
12/31/2021	$21,143	$26,058	$26,494
12/31/2022	$19,035	$20,995	$21,696
12/31/2023	$22,345	$26,545	$27,399
12/31/2024	$28,598	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	27.99%	12.93%	11.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,742,969,245
Holdings Count | Holding		264
Advisory Fees Paid, Amount		$ 5,044,570
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,742,969,245
# of Portfolio Holdings	264
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,044,570

Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	9.8%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	7.4%
Capital Markets	3.9%

Material Fund Change [Text Block]
C000062034
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed the Russell 2000® Index due to stock selection and sector allocations. Security selection in the utilities, financials and consumer discretionary sectors strengthened relative performance. In contrast, stock selection in the information technology (IT) and materials sectors weighed on results. On an allocation basis, an overweight in IT and underweight in energy contributed, while a health care overweight detracted.

  The largest individual contributors to returns were off-benchmark allocations to electricity power and generation company Vistra, healthcare testing company Natera and mechanical and electrical construction company EMCOR Group.

  The largest individual detractors from returns during the period were underweight allocations to aerospace company FTAI Aviation and aerospace manufacturer Rocket Lab, as well as an off-benchmark allocation to steel producer United States Steel Corporation.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,292	$10,069	$9,559
12/31/2016	$12,058	$11,321	$11,595
12/31/2017	$12,790	$13,753	$13,294
12/31/2018	$11,041	$13,058	$11,830
12/31/2019	$13,197	$17,135	$14,849
12/31/2020	$13,951	$20,717	$17,813
12/31/2021	$18,600	$26,058	$20,453
12/31/2022	$16,244	$20,995	$16,273
12/31/2023	$18,722	$26,545	$19,028
12/31/2024	$21,138	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.91%	9.88%	7.77%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 794,245,926
Holdings Count | Holding		900
Advisory Fees Paid, Amount		$ 2,160,184
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$794,245,926
# of Portfolio Holdings	900
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,160,184

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Fund	1.8%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.5%
Biotechnology	8.4%
Software	6.4%
Electrical Equipment	3.3%
Health Care Equipment & Supplies	3.1%

Material Fund Change [Text Block]
C000062033
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed the Russell 2000® Index due to stock selection and sector allocations. Security selection in the utilities, financials and consumer discretionary sectors strengthened relative performance. In contrast, stock selection in the information technology (IT) and materials sectors weighed on results. On an allocation basis, an overweight in IT and underweight in energy contributed, while a health care overweight detracted.

  The largest individual contributors to returns were off-benchmark allocations to electricity power and generation company Vistra, healthcare testing company Natera and mechanical and electrical construction company EMCOR Group.

  The largest individual detractors from returns during the period were underweight allocations to aerospace company FTAI Aviation and aerospace manufacturer Rocket Lab, as well as an off-benchmark allocation to steel producer United States Steel Corporation.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,316	$10,069	$9,559
12/31/2016	$12,119	$11,321	$11,595
12/31/2017	$12,886	$13,753	$13,294
12/31/2018	$11,152	$13,058	$11,830
12/31/2019	$13,363	$17,135	$14,849
12/31/2020	$14,163	$20,717	$17,813
12/31/2021	$18,929	$26,058	$20,453
12/31/2022	$16,572	$20,995	$16,273
12/31/2023	$19,148	$26,545	$19,028
12/31/2024	$21,673	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	13.19%	10.15%	8.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 794,245,926
Holdings Count | Holding		900
Advisory Fees Paid, Amount		$ 2,160,184
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$794,245,926
# of Portfolio Holdings	900
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,160,184

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Fund	1.8%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.5%
Biotechnology	8.4%
Software	6.4%
Electrical Equipment	3.3%
Health Care Equipment & Supplies	3.1%

Material Fund Change [Text Block]
C000007713
Shareholder Report [Line Items]
Fund Name		LVIP Global Conservative Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Conservative Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed the Fund’s composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,777	$10,062	$10,055	$10,033
12/31/2016	$10,241	$10,318	$10,321	$10,603
12/31/2017	$11,288	$10,668	$10,687	$11,714
12/31/2018	$10,759	$10,682	$10,688	$11,367
12/31/2019	$12,342	$11,606	$11,620	$13,236
12/31/2020	$13,183	$12,476	$12,492	$14,966
12/31/2021	$14,154	$12,275	$12,299	$16,040
12/31/2022	$11,944	$10,680	$10,699	$13,683
12/31/2023	$13,073	$11,248	$11,291	$15,333
12/31/2024	$14,045	$11,401	$11,432	$16,459

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.43%	2.62%	3.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Blended Composite	7.34%	4.45%	5.11%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 755,731,175
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 1,909,145
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$755,731,175
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,909,145

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.4%
Equity Funds	30.4%
International Equity Funds	9.4%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007712
Shareholder Report [Line Items]
Fund Name		LVIP Global Conservative Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Conservative Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed the Fund’s composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,800	$10,062	$10,055	$10,033
12/31/2016	$10,293	$10,318	$10,321	$10,603
12/31/2017	$11,373	$10,668	$10,687	$11,714
12/31/2018	$10,866	$10,682	$10,688	$11,367
12/31/2019	$12,497	$11,606	$11,620	$13,236
12/31/2020	$13,382	$12,476	$12,492	$14,966
12/31/2021	$14,403	$12,275	$12,299	$16,040
12/31/2022	$12,186	$10,680	$10,699	$13,683
12/31/2023	$13,370	$11,248	$11,291	$15,333
12/31/2024	$14,400	$11,401	$11,432	$16,459

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	7.71%	2.88%	3.71%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Blended Composite	7.34%	4.45%	5.11%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 755,731,175
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 1,909,145
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$755,731,175
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,909,145

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.4%
Equity Funds	30.4%
International Equity Funds	9.4%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007717
Shareholder Report [Line Items]
Fund Name		LVIP Global Growth Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,607	$10,069	$10,092	$9,941
12/31/2016	$10,038	$11,321	$11,308	$10,695
12/31/2017	$11,578	$13,753	$13,761	$12,473
12/31/2018	$10,819	$13,058	$13,102	$11,725
12/31/2019	$12,502	$17,135	$17,220	$14,269
12/31/2020	$13,202	$20,717	$20,830	$16,473
12/31/2021	$14,850	$26,058	$26,340	$18,543
12/31/2022	$12,047	$20,995	$21,302	$15,564
12/31/2023	$13,618	$26,545	$26,953	$18,119
12/31/2024	$15,098	$32,941	$33,560	$20,121

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.86%	3.84%	4.21%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 5,501,591,142
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 13,778,902
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,501,591,142
# of Portfolio Holdings	39
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$13,778,902

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.7%
Fixed Income Funds	27.9%
International Equity Funds	23.7%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007716
Shareholder Report [Line Items]
Fund Name		LVIP Global Growth Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,631	$10,069	$10,092	$9,941
12/31/2016	$10,088	$11,321	$11,308	$10,695
12/31/2017	$11,666	$13,753	$13,761	$12,473
12/31/2018	$10,927	$13,058	$13,102	$11,725
12/31/2019	$12,660	$17,135	$17,220	$14,269
12/31/2020	$13,401	$20,717	$20,830	$16,473
12/31/2021	$15,113	$26,058	$26,340	$18,543
12/31/2022	$12,290	$20,995	$21,302	$15,564
12/31/2023	$13,928	$26,545	$26,953	$18,119
12/31/2024	$15,480	$32,941	$33,560	$20,121

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.15%	4.11%	4.47%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%
Growth Blended Composite	11.05%	7.12%	7.24%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 5,501,591,142
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 13,778,902
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,501,591,142
# of Portfolio Holdings	39
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$13,778,902

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.7%
Fixed Income Funds	27.9%
International Equity Funds	23.7%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007715
Shareholder Report [Line Items]
Fund Name		LVIP Global Moderate Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Moderate Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,638	$10,062	$10,055	$9,956
12/31/2016	$10,031	$10,318	$10,321	$10,663
12/31/2017	$11,439	$10,668	$10,687	$12,231
12/31/2018	$10,790	$10,682	$10,688	$11,628
12/31/2019	$12,380	$11,606	$11,620	$13,948
12/31/2020	$13,103	$12,476	$12,492	$16,039
12/31/2021	$14,484	$12,275	$12,299	$17,746
12/31/2022	$11,937	$10,680	$10,699	$14,962
12/31/2023	$13,317	$11,248	$11,291	$17,191
12/31/2024	$14,637	$11,401	$11,432	$18,905

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.91%	3.41%	3.88%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Blended Composite	9.97%	6.27%	6.58%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 4,515,136,773
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 11,031,539
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,515,136,773
# of Portfolio Holdings	40
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$11,031,539

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	37.7%
International Equity Funds	18.7%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007714
Shareholder Report [Line Items]
Fund Name		LVIP Global Moderate Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.29%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Global Moderate Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,663	$10,062	$10,055	$9,956
12/31/2016	$10,082	$10,318	$10,321	$10,663
12/31/2017	$11,526	$10,668	$10,687	$12,231
12/31/2018	$10,900	$10,682	$10,688	$11,628
12/31/2019	$12,537	$11,606	$11,620	$13,948
12/31/2020	$13,301	$12,476	$12,492	$16,039
12/31/2021	$14,740	$12,275	$12,299	$17,746
12/31/2022	$12,178	$10,680	$10,699	$14,962
12/31/2023	$13,620	$11,248	$11,291	$17,191
12/31/2024	$15,008	$11,401	$11,432	$18,905

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	10.19%	3.66%	4.14%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Blended Composite	9.97%	6.27%	6.58%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 4,515,136,773
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 11,031,539
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,515,136,773
# of Portfolio Holdings	40
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$11,031,539

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	37.7%
International Equity Funds	18.7%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007707
Shareholder Report [Line Items]
Fund Name		LVIP Government Money Market Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.64%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.64%
AssetsNet		$ 1,754,811,424
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 5,094,041
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,754,811,424 # of Portfolio Holdings130 Total Advisory Fees Paid$5,094,041
Holdings [Text Block]

Asset Allocation

Repurchase Agreements	44.4%
U.S. Treasury Obligations	39.2%
Agency Obligations	14.8%
Money Market Fund	0.0%
Other	1.6%

Accountant Change Statement [Text Block]
C000007706
Shareholder Report [Line Items]
Fund Name		LVIP Government Money Market Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.39%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.39%
AssetsNet		$ 1,754,811,424
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 5,094,041
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,754,811,424 # of Portfolio Holdings130 Total Advisory Fees Paid$5,094,041
Holdings [Text Block]

Asset Allocation

Repurchase Agreements	44.4%
U.S. Treasury Obligations	39.2%
Agency Obligations	14.8%
Money Market Fund	0.0%
Other	1.6%

Accountant Change Statement [Text Block]
C000131273
Shareholder Report [Line Items]
Fund Name		LVIP Invesco Select Equity Income Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.92%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Strong equity market returns contributed most to Fund results throughout the year. The sectors with the largest absolute contribution were financials, industrials, and materials. Conversely, the healthcare sector provided the lowest contribution. Stock selection within the information technology and consumer discretionary was especially beneficially to relative results.

  At a security level, Wells Fargo, Walmart, Philip Morris International, Parker-Hannifin and JPMorgan Chase were among top contributors. Stock selection within the industrials and energy sectors was amongst the top relative detractor from Fund returns.

  At a security level, Intel, CVS Health, Microchip Technology, ConocoPhillips and Humana were the largest detractors. Fixed income was a key detractor to performance versus the Funds composite benchmark. Given a strong equity market, investment grade bonds materially underperformed the benchmark and detracted from relative performance. Currency forward contracts are held for the purpose of hedging currency exposure of non-US-based companies in the portfolio. These derivatives are not used for speculative purposes or leverage.

  The currency forward contracts held had a small positive impact on the Fund’s relative performance for the year. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index	LVIP Invesco Select Equity Income Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,109	$10,069	$9,617	$9,685
12/31/2016	$9,643	$11,321	$11,285	$11,153
12/31/2017	$11,347	$13,753	$12,827	$12,512
12/31/2018	$10,275	$13,058	$11,767	$11,637
12/31/2019	$12,254	$17,135	$14,890	$14,424
12/31/2020	$13,105	$20,717	$15,306	$15,109
12/31/2021	$15,751	$26,058	$19,157	$18,269
12/31/2022	$14,607	$20,995	$17,713	$16,742
12/31/2023	$16,329	$26,545	$19,743	$18,518
12/31/2024	$18,397	$32,941	$22,580	$20,807

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.66%	8.47%	6.29%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%
LVIP Invesco Select Equity Income Composite	12.36%	7.60%	7.60%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 412,780,381
Holdings Count | Holding		667
Advisory Fees Paid, Amount		$ 2,451,157
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$412,780,381
# of Portfolio Holdings	667
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,451,157

Holdings [Text Block]

Asset Allocation

Common Stock	81.0%
Money Market Fund	6.2%
Corporate Bonds	5.2%
U.S. Treasury Obligations	3.7%
Convertible Bonds	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.1%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	4.3%
Software	4.0%
Semiconductors & Semiconductor Equipment	3.7%

Material Fund Change [Text Block]
C000131274
Shareholder Report [Line Items]
Fund Name		LVIP Invesco Select Equity Income Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$61	0.57%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Strong equity market returns contributed most to Fund results throughout the year. The sectors with the largest absolute contribution were financials, industrials, and materials. Conversely, the healthcare sector provided the lowest contribution. Stock selection within the information technology and consumer discretionary was especially beneficially to relative results.

  At a security level, Wells Fargo, Walmart, Philip Morris International, Parker-Hannifin and JPMorgan Chase were among top contributors. Stock selection within the industrials and energy sectors was amongst the top relative detractor from Fund returns.

  At a security level, Intel, CVS Health, Microchip Technology, ConocoPhillips and Humana were the largest detractors. Fixed income was a key detractor to performance versus the Funds composite benchmark. Given a strong equity market, investment grade bonds materially underperformed the benchmark and detracted from relative performance. Currency forward contracts are held for the purpose of hedging currency exposure of non-US-based companies in the portfolio. These derivatives are not used for speculative purposes or leverage.

  The currency forward contracts held had a small positive impact on the Fund’s relative performance for the year. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index	LVIP Invesco Select Equity Income Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,141	$10,069	$9,617	$9,685
12/31/2016	$9,712	$11,321	$11,285	$11,153
12/31/2017	$11,467	$13,753	$12,827	$12,512
12/31/2018	$10,421	$13,058	$11,767	$11,637
12/31/2019	$12,471	$17,135	$14,890	$14,424
12/31/2020	$13,384	$20,717	$15,306	$15,109
12/31/2021	$16,142	$26,058	$19,157	$18,269
12/31/2022	$15,024	$20,995	$17,713	$16,742
12/31/2023	$16,853	$26,545	$19,743	$18,518
12/31/2024	$19,054	$32,941	$22,580	$20,807

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	13.06%	8.85%	6.66%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%
LVIP Invesco Select Equity Income Composite	12.36%	7.60%	7.60%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 412,780,381
Holdings Count | Holding		667
Advisory Fees Paid, Amount		$ 2,451,157
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$412,780,381
# of Portfolio Holdings	667
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$2,451,157

Holdings [Text Block]

Asset Allocation

Common Stock	81.0%
Money Market Fund	6.2%
Corporate Bonds	5.2%
U.S. Treasury Obligations	3.7%
Convertible Bonds	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.1%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	4.3%
Software	4.0%
Semiconductors & Semiconductor Equipment	3.7%

Material Fund Change [Text Block]
C000241300
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Core Bond Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.72%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  During 2024, security selection, specifically in Investment Grade Credit and securitized sectors drove outperformance.

  Conversely, duration and curve positioning was a slight draw on performance.

  Sector allocations within the Fund were positive to overall Fund returns in 2024. The Fund's underweight to Treasuries and overweight to securitized credit (non-agency MBS, CMBS, and ABS) contributed to outperformance.

  The Fund's underweight to Credit detracted from performance over the year. Treasury futures are used in the Fund for duration and yield curve management.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,086	$10,062	$9,999
12/31/2016	$10,272	$10,318	$10,321
12/31/2017	$10,611	$10,668	$10,687
12/31/2018	$10,587	$10,682	$10,688
12/31/2019	$11,420	$11,606	$11,620
12/31/2020	$12,297	$12,476	$12,492
12/31/2021	$12,092	$12,275	$12,299
12/31/2022	$10,552	$10,680	$10,699
12/31/2023	$11,149	$11,248	$11,291
12/31/2024	$11,311	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.46%	(0.19%)	1.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,452,506,945
Holdings Count | Holding		2,846
Advisory Fees Paid, Amount		$ 9,044,223
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,452,506,945
# of Portfolio Holdings	2,846
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,044,223

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	29.8%
Corporate Bonds	25.1%
Agency Mortgage-Backed Securities	23.4%
Non-Agency Asset-Backed Securities	9.2%
Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Collateralized Mortgage Obligations	2.8%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Agency Commercial Mortgage-Backed Securities	2.0%
Money Market Fund	1.6%
Sovereign Bonds	0.3%
Other	0.5%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	56.3%
AAA	6.1%
AA	5.7%
A	13.6%
BBB	11.8%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	6.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.3%
Electric	2.1%
Diversified Financial Services	1.3%
Oil & Gas	1.2%
Pipelines	1.1%

Material Fund Change [Text Block]
C000241301
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Core Bond Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.47%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  During 2024, security selection, specifically in Investment Grade Credit and securitized sectors drove outperformance.

  Conversely, duration and curve positioning was a slight draw on performance.

  Sector allocations within the Fund were positive to overall Fund returns in 2024. The Fund's underweight to Treasuries and overweight to securitized credit (non-agency MBS, CMBS, and ABS) contributed to outperformance.

  The Fund's underweight to Credit detracted from performance over the year. Treasury futures are used in the Fund for duration and yield curve management.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,112	$10,062	$9,999
12/31/2016	$10,326	$10,318	$10,321
12/31/2017	$10,695	$10,668	$10,687
12/31/2018	$10,700	$10,682	$10,688
12/31/2019	$11,575	$11,606	$11,620
12/31/2020	$12,483	$12,476	$12,492
12/31/2021	$12,314	$12,275	$12,299
12/31/2022	$10,765	$10,680	$10,699
12/31/2023	$11,401	$11,248	$11,291
12/31/2024	$11,597	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.72%	0.04%	1.49%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 2,452,506,945
Holdings Count | Holding		2,846
Advisory Fees Paid, Amount		$ 9,044,223
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,452,506,945
# of Portfolio Holdings	2,846
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,044,223

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	29.8%
Corporate Bonds	25.1%
Agency Mortgage-Backed Securities	23.4%
Non-Agency Asset-Backed Securities	9.2%
Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Collateralized Mortgage Obligations	2.8%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Agency Commercial Mortgage-Backed Securities	2.0%
Money Market Fund	1.6%
Sovereign Bonds	0.3%
Other	0.5%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	56.3%
AAA	6.1%
AA	5.7%
A	13.6%
BBB	11.8%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	6.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.3%
Electric	2.1%
Diversified Financial Services	1.3%
Oil & Gas	1.2%
Pipelines	1.1%

Material Fund Change [Text Block]
C000087497
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan High Yield Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.93%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the first half of 2024, U.S. high yield spreads tightened and yields rose modestly, absorbing half the U.S. Treasuries' rise, generating near-carry returns. During the second half of 2024, U.S. high yield returns accelerated as lower-quality issuers improved fundamentals, boosting demand with increased risk appetite. New issuance surpassed 2022-2023 combined, defaults stayed below 1%, and demand outpaced supply despite tight spreads.

  The Fund underperformed due to an overweight in Pharmaceuticals and strong security selection in Wirelines and Cable Satellite. Bausch Health's bonds surged after announcing the sale of Bausch & Lomb, a move better for creditors than a spin-off, increasing prices CommScope's bonds rose after announcing refinancing to address near-term maturities, with management giving positive long-term guidance.

  The Fund was negatively impacted by security selection in Retailers and Chemicals sectors alongside an overweight to the Automotive sector. An overweight in Venator Materials led underperformance as 2023 restructuring followed rising gas prices & weak demand, persisting in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,583	$10,062	$9,539	$9,557
12/31/2016	$10,826	$10,318	$11,207	$11,194
12/31/2017	$11,531	$10,668	$12,046	$12,033
12/31/2018	$11,174	$10,682	$11,773	$11,783
12/31/2019	$12,592	$11,606	$13,469	$13,470
12/31/2020	$13,259	$12,476	$14,287	$14,419
12/31/2021	$14,077	$12,275	$15,051	$15,178
12/31/2022	$12,604	$10,680	$13,364	$13,481
12/31/2023	$14,053	$11,248	$15,164	$15,293
12/31/2024	$15,151	$11,401	$16,408	$16,546

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.81%	3.77%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 721,921,069
Holdings Count | Holding		749
Advisory Fees Paid, Amount		$ 4,187,997
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$721,921,069
# of Portfolio Holdings	749
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,187,997

Holdings [Text Block]

Asset Allocation

Corporate Bonds	86.3%
Loan Agreements	5.9%
Money Market Fund	3.0%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.4%
Convertible Bonds	0.1%
Warrants	0.0%
Mutual Fund	0.0%
Other	1.5%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	1.6%
BBB	9.7%
BB	55.0%
B	22.5%
CCC	9.8%
CC	0.2%
Not Rated	1.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	11.4%
Oil & Gas	6.5%
Commercial Services	5.5%
Pipelines	4.7%
Telecommunications	4.5%

Material Fund Change [Text Block]
C000087496
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan High Yield Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.68%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the first half of 2024, U.S. high yield spreads tightened and yields rose modestly, absorbing half the U.S. Treasuries' rise, generating near-carry returns. During the second half of 2024, U.S. high yield returns accelerated as lower-quality issuers improved fundamentals, boosting demand with increased risk appetite. New issuance surpassed 2022-2023 combined, defaults stayed below 1%, and demand outpaced supply despite tight spreads.

  The Fund underperformed due to an overweight in Pharmaceuticals and strong security selection in Wirelines and Cable Satellite. Bausch Health's bonds surged after announcing the sale of Bausch & Lomb, a move better for creditors than a spin-off, increasing prices CommScope's bonds rose after announcing refinancing to address near-term maturities, with management giving positive long-term guidance.

  The Fund was negatively impacted by security selection in Retailers and Chemicals sectors alongside an overweight to the Automotive sector. An overweight in Venator Materials led underperformance as 2023 restructuring followed rising gas prices & weak demand, persisting in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,606	$10,062	$9,539	$9,557
12/31/2016	$10,880	$10,318	$11,207	$11,194
12/31/2017	$11,617	$10,668	$12,046	$12,033
12/31/2018	$11,286	$10,682	$11,773	$11,783
12/31/2019	$12,751	$11,606	$13,469	$13,470
12/31/2020	$13,459	$12,476	$14,287	$14,419
12/31/2021	$14,325	$12,275	$15,051	$15,178
12/31/2022	$12,860	$10,680	$13,364	$13,481
12/31/2023	$14,372	$11,248	$15,164	$15,293
12/31/2024	$15,535	$11,401	$16,408	$16,546

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.09%	4.03%	4.50%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 721,921,069
Holdings Count | Holding		749
Advisory Fees Paid, Amount		$ 4,187,997
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$721,921,069
# of Portfolio Holdings	749
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,187,997

Holdings [Text Block]

Asset Allocation

Corporate Bonds	86.3%
Loan Agreements	5.9%
Money Market Fund	3.0%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.4%
Convertible Bonds	0.1%
Warrants	0.0%
Mutual Fund	0.0%
Other	1.5%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	1.6%
BBB	9.7%
BB	55.0%
B	22.5%
CCC	9.8%
CC	0.2%
Not Rated	1.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	11.4%
Oil & Gas	6.5%
Commercial Services	5.5%
Pipelines	4.7%
Telecommunications	4.5%

Material Fund Change [Text Block]